                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21323
                                                      ---------

                    Eaton Vance Limited Duration Income Fund
                    ----------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                    April 30
                                    --------
                            Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE LIMITED DURATION INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                   PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders of Eaton Vance Limited Duration Income Fund with this initial annual shareholder report. Based on share price (traded on the American Stock Exchange), the Fund had a total return of 0.13% for the period from inception on May 30, 2003 through April 30, 2004. That return was the result of a decrease in share price to $17.81 on April 30, 2004 from $19.10 on May 30, 2003, and the reinvestment of $1.345 in regular monthly dividends.(1)

Based on net asset value, the Fund had a total return of 7.22% for the same period. That return was the result of a decrease in net asset value per share to $19.07 on April 30, 2004 from $19.10 on May 30, 2003, and the reinvestment of all distributions.(1)

Based on the most recent dividend and a share price of $17.81, the Fund had a market yield of 9.06% at April 30, 2004.(2) On April 30, 2004, the Fund's share price on the American Stock Exchange traded at a 6.6% discount to its underlying net asset value.

THE FINANCIAL MARKETS RESPONDED TO SIGNS OF AN ECONOMIC RECOVERY...

The Fund made its debut during a year that provided investors with a host of challenges and opportunities, as the financial markets responded to growing economic momentum, rising inflation and ongoing geo-political concerns. The Fund's primary goal is to provide a high level of current income. The Fund typically expects to maintain a duration of between two and four years and invests primarily in three market segments: mortgage-backed securities, senior floating-rate loans, and non-investment-grade corporate bonds. At April 30, 2004, the Fund's investments (as a percentage of net assets) - including the effect of leverage were invested 50.6% in mortgage-backed securities (MBS), 48.8% in non-investment grade corporate bonds and 46.8% in senior floating-rate loans.(3)

The Fund's investment areas each made steps toward recovery during the period. The loan market recovered from its previous sharp declines. The MBS market stabilized following the dramatically lower interest rates and unusually high prepayment rates of 2003. And the non-investment grade bond market - so closely tied to economic activity - turned in a very strong performance.

THE FUND OFFERS A VERSATILE APPROACH...

A stronger economy can be a mixed blessing for fixed-income investors, as the potential for inflation and higher interest rates can pose a major threat. With its blend of asset classes - MBS, floating-rate loans and non-investment grade bonds - we believe that the Fund offers a versatile fixed-income approach in a period of economic growth. In the following pages, Scott Page, Payson Swaffield, Susan Schiff and Michael Weilheimer review the Fund's activities in its first year of operation.

                                                    Sincerely,

                                                    /s/ Thomas E. Faust Jr.
                                                    Thomas E. Faust Jr.
                                                    President
                                                    June 9, 2004

FUND INFORMATION
as of April 30, 2004

PERFORMANCE(1)

Average Annual Total Return (by share price,
American Stock Exchange)
Life of Fund (5/30/03)                               0.13%

Average Annual Total Return (by net asset value)
Life of Fund (5/30/03)                               7.22%

(1) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN MARKET VALUE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SHARE PRICE AND NET ASSET VALUE ON 5/30/03 ARE CALCULATED ASSUMING A PURCHASE PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE FUND'S ISSUANCE OF AUCTION PREFERRED SHARES. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.
(2) THE FUND'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE MARKET PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(3) IN THE EVENT OF A RISE IN LONG-TERM INTEREST RATES, THE VALUE OF THE FUND'S INVESTMENT PORTFOLIO COULD DECLINE, WHICH WOULD REDUCE THE ASSET COVERAGE FOR ITS AUCTION PREFERRED SHARES.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004
MANAGEMENT DISCUSSION

AN INTERVIEW WITH SCOTT H. PAGE, PAYSON F. SWAFFIELD, SUSAN SCHIFF AND MICHAEL
W. WEILHEIMER, VICE PRESIDENTS AND PORTFOLIO MANAGERS OF EATON VANCE LIMITED DURATION INCOME FUND.

[PHOTO OF SCOTT H. PAGE]

Scott H. Page

Q: SCOTT, HOW WOULD YOU CHARACTERIZE THE LOAN MARKET IN THE PERIOD SINCE THE FUND'S INCEPTION?

A: MR. PAGE: The loan market has responded well to signs of a stronger economy. That has been especially true of economically sensitive industrial and technology companies, which have seen a recovery in orders in response to increased capital spending. In addition, many companies are now reaping the benefits of having cut costs and restructured operations during the economic downturn, moves that left them with leaner operations, stronger finances and globally more competitive. Moreover, the overall credit environment has improved in the course of the past year.

     Meanwhile, there have been signs that inflation is increasing with the the stronger economy. Short-term interest rates, which have been near 45-year lows, have begun to move higher in recent months. The Federal Reserve, which has maintained a stable monetary policy in recent months, has recently suggested that it may raise rates if it detects a growing threat from inflation. An increase in rates should result in higher income returns for the loan market.

[PHOTO OF PAYSON F. SWAFFIELD]

Payson F. Swaffield

Q: PAYSON, HOW HAS INVESTOR SENTIMENT CHANGED WITHIN THE LOAN MARKET IN THE PAST YEAR?

A: MR. SWAFFIELD: One major change has been that, as the credit climate has improved, investor demand has exceeded supply. Investors have been attracted by loans' short re-set provisions, which provide higher interest income as short-term interest rates rise. As a result of stronger demand, credit spreads - the difference between loan interest rates and the London-Interbank Offered Rate (LIBOR) - have narrowed slightly.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

FIVE LARGEST SECTOR WEIGHTINGS(1)
By total net assets

Broadcasting & Entertainment         9.3%

Health Care, Education & Childcare   7.5%

Telecommunications                   6.7%

Leisure, Amusement & Entertainment   5.5%

Hotels, Motels, Inns & Gaming        5.2%

(1) Five Largest Sector Weightings in aggregate account for 34.2% of the Fund's net assets, determined by dividing the total market value of the holdings by the total net assets of the Fund. Five Largest Sector Weightings refer only to senior floating-rate loan and corporate bond portions of the Fund and are subject to change.

     Another change in the loan market in 2004 is that performance has been less influenced by price movement and more so by interest payments. Following the recovery from its previous sharp declines, the loan market has generally improved, and many credits previously priced below par have returned to or near par. That has kept investors focused on the income potential of the loan market.

Q:   HOW HAVE YOU POSITIONED THE FUND'S LOAN INVESTMENTS?

A: MR. PAGE: We've created a diversified portfolio of loan investments, including economically sensitive industrial sectors. These companies have fared very well in the economic recovery. However, we are not market or credit cycle timers. Therefore, our investments also included defensive sectors, such as beverages, foods and healthcare. Broadly diversifying on a sector basis helped to mitigate overall risk.

     Our conservative credit approach led us to underweight the telecom sector, in general, even though this area was among the market's stronger performers during the past year. While the short-term performance of the group was impressive, we maintained very strict credit criteria and, therefore, continue to be very selective within the telecom sector.

[PHOTO OF SUSAN SCHIFF]
Susan Schiff

Q: SUSAN, HOW HAVE INTEREST RATES IMPACTED THE MORTGAGE-BACKED SECURITIES MARKET IN THE PAST YEAR?

A: MS. SCHIFF: The MBS market has fluctuated widely over the past year. 2003 was one of the worst-performing years on record for the market, due to the record number of re-financings on the part of homeowners. As homeowners refinanced to lock in low interest rates, prepayment rates for mortgages rose to record levels. Soaring prepayment rates caused larger-than-expected principal losses.

     In 2004, the MBS market has stabilized somewhat. With a stronger economy, interest rates have been rising for the last few months and may quite possibly head higher in coming months. With a changed interest rate environment, the wave of refinancings has slowed, resulting in lower prepayment rates. MBS spreads over Treasury bonds have narrowed in recent months, a sign of a healthier market. Thus, while the market has seen some volatility, the trend has improved in 2004.

Q:   WHERE IN THE MBS MARKET HAVE YOU FOCUSED THE FUND'S INVESTMENTS?

A: MS. SCHIFF: We have focused the Fund's MBS investments on the seasoned segment of the market. Last year's spike notwithstanding, seasoned MBS have had more stable historical prepayment rates, which have contributed to more attractive performance characteristics. In addition, seasoned MBS have continued to maintain an attractive yield advantage over Treasury bonds.

Q:   WAS LAST YEAR'S PERFORMANCE BY SEASONED MBS A DEPARTURE FROM HISTORICAL
     NORMS?

A: MS. SCHIFF: Yes, especially for seasoned MBS. As a result of the sharp rise in prepayment rates, seasoned MBS ended the year valued at very cheap levels relative to Treasuries. That was out of line with historical patterns. So much so that, in my view, seasoned MBS still represent good value, as spreads remain attractive. While there is no guarantee that past trends will repeat, we believe it's probable that spreads for seasoned MBS will revert to their historical patterns and continue to narrow further, as they have in the first months of 2004. At a minimum, lower prepayment rates should help the seasoned portion of the market.

[PHOTO OF MICHAEL W. WEILHEIMER]

Michael W. Weilheimer

Q: MIKE, HOW HAS THE NON-INVESTMENT GRADE BOND MARKET RESPONDED TO THE IMPROVED ECONOMY?

A: MR. WEILHEIMER: The non-investment grade bond market saw significant gains in 2003. That momentum carried through February 2004 before giving up some ground. Corporate earnings have improved with the economic recovery. With stronger cash flow, companies have been able to reduce their debt burden and significantly improve their balance sheets. This trend has created a much healthier credit environment, as evidenced by the decline in default rates. Investors have demonstrated greater tolerance for risk and increasing confidence in the non-investment grade market. Record new issue volume has met strong demand from investors. In that climate, the high-yield market has posted impressive gains.

Q:   WHERE HAVE YOU FOCUSED THE FUND'S NON-INVESTMENT GRADE INVESTMENTS?

A: MR. WEILHEIMER: We have focused on the B-rated portion of the market, which is highly sensitive to fluctuations in the economy. Many of these companies in the industrial and technology-related sectors have enjoyed stronger sales momentum. Earnings have been further helped by the cost cuts instituted by many companies in recent years. Not surprisingly, as economic activity has picked up, these lower-rated bonds have significantly outperformed their high-rated counterparts. The Fund's largest high-yield sector weight-ings were broadcasting and entertainment; telecommunications; hotels, motels, inns and gaming; healthcare, education and childcare; and utilities.

Q:   WHAT HAS BEEN NOTABLE AMONG THE FUND'S NON-INVESTMENT GRADE BOND
     INVESTMENTS?

A: MR. WEILHEIMER: The Fund's utility bonds have been especially strong performers. As recently as 2002, the industry was faced with financial pressures and bankruptcies. Many companies have since taken steps to improve their financial footing. The Fund's utility investments included a mix of power generating companies and pipeline companies that have pared or restructured debt, issued equity and bought back their own bonds at a discount in the market. That has greatly improved the companies' balance sheets.

     Increased merger and acquisition activity benefited some of the Fund's investments in the chemical, consumer product and retailing areas. These mergers included tenders for outstanding bonds by acquiring companies, resulting in significant gains for some bonds.

     Defensive areas, such as beverages and food, were less robust performers. These companies' revenues are less tied to overall economic activity and, therefore, were less influenced by the economic recovery.

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004

PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 46.8%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.4%
ALLIANT TECHSYSTEMS, INC.
$    3,750,000    Term Loan, Maturing March 31, 2011                                            $     3,788,674
UNITED DEFENSE INDUSTRIES, INC.
     5,347,671    Term Loan, Maturing October 6, 2005                                                 5,383,960
---------------------------------------------------------------------------------------------------------------
                                                                                                $     9,172,634
---------------------------------------------------------------------------------------------------------------
AUTOMOBILE -- 2.5%
ACCURIDE CORP.
$    4,900,000    Term Loan, Maturing June 13, 2007                                             $     5,016,375
COLLINS & AIKMAN PRODUCTS CO.
       942,239    Term Loan, Maturing December 31, 2005                                                 955,901
       807,018    Revolving Loan, Maturing December 31, 2005                                            815,088
     1,492,982    Term Loan, Maturing December 31, 2005                                               1,509,779
EXIDE TECHNOLOGIES
     4,071,741    Term Loan, Maturing May 15, 2004                                                    4,081,920
FEDERAL MOGUL CORP.
     2,000,000    Term Loan, Maturing February 6, 2005                                                2,020,000
FEDERAL-MOGUL CORP.
     5,626,706    Term Loan, Maturing February 24, 2005                                               5,675,940
HLI OPERATING CO., INC.
     5,741,667    Term Loan, Maturing June 3, 2009                                                    5,878,031
J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
     1,836,600    Term Loan, Maturing November 30, 2006                                               1,845,783
METALDYNE, INC.
     2,643,003    Term Loan, Maturing December 31, 2009                                               2,650,601
PLASTECH ENGINEERED PRODUCTS, INC.
     900,000      Term Loan, Maturing March 31, 2010                                                    914,625
TENNECO AUTOMOTIVE
     2,104,839    Term Loan, Maturing December 12, 2009                                               2,145,620
       949,552    Term Loan, Maturing December 12, 2010                                                 967,949
THE GOODYEAR TIRE & RUBBER CO.
    10,500,000    Term Loan, Maturing March 31, 2006                                                 10,648,753
TRW AUTOMOTIVE, INC.
     2,010,420    Term Loan, Maturing February 27, 2009                                               2,030,733
     3,070,780    Term Loan, Maturing February 27, 2011                                               3,121,777
UNITED COMPONENTS, INC.
     1,713,333    Term Loan, Maturing June 30, 2010                                                   1,737,962
---------------------------------------------------------------------------------------------------------------
                                                                                                $    52,016,837
---------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 2.1%
AMERICAN SEAFOOD HOLDINGS, INC.
$    2,372,375    Term Loan, Maturing March 31, 2009                                            $     2,383,248
CONSTELLATION BRANDS, INC.
     1,718,750    Term Loan, Maturing November 30, 2008                                               1,746,144
DEAN FOODS CO.
       825,000    Term Loan C, Maturing July 15, 2008                                                   834,110
     2,249,998    Term Loan B, Maturing July 15, 2008                                                 2,283,748
DEL MONTE CORP.
     2,425,208    Term Loan, Maturing December 20, 2010                                               2,467,649
DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
     1,940,205    Term Loan, Maturing December 19, 2010                                               1,976,584
DS WATERS ENTERPRISES, L.P.
     3,970,000    Term Loan, Maturing November 7, 2009                                                3,968,761
INTERSTATE BRANDS CORP.
       859,375    Term Loan, Maturing July 19, 2006                                                     842,187
     1,217,880    Term Loan B, Maturing July 19, 2007                                                 1,195,806
     6,441,078    Term Loan C, Maturing July 19, 2007                                                 6,324,333
MERISANT CO.
     6,184,803    Term Loan, Maturing January 31, 2010                                                6,248,970
MICHAEL FOODS, INC.
     2,000,000    Term Loan, Maturing November 20, 2011                                               2,053,126
PINNACLE FOODS HOLDINGS CORP.
       800,734    Term Loan, Maturing November 25, 2010                                                 893,578
     3,119,266    Term Loan, Maturing Nobember 25, 2010                                               3,166,704
REDDY ICE GROUP, INC.
     4,378,000    Term Loan, Maturing July 31, 2009                                                   4,425,427
SOUTHERN WINE & SPIRITS OF AMERICA, INC.
     4,385,669    Term Loan, Maturing June 28, 2008                                                   4,437,065
---------------------------------------------------------------------------------------------------------------
                                                                                                $    45,247,440
---------------------------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT -- 5.1%
ATLANTIC BROADBAND FINANCE, LLC
$      435,000    Term Loan, Maturing February 10, 2011                                         $       440,642
BRESNAN COMMUNICATIONS, LLC
     6,500,000    Term Loan, Maturing September 30, 2010                                              6,563,375
CANWEST MEDIA, INC.
     5,223,077    Term Loan, Maturing May 15, 2009                                                    5,288,365
CEBRIDGE CONNECTIONS, INC.
     1,600,000    Term Loan, Maturing February 23, 2010                                               1,606,000
CHARTER COMMUNICATIONS OPERATING, LLC
    15,275,000    Term Loan, Maturing April 27, 2011                                                 15,239,990
CSG SYSTEMS INTERNATIONAL, INC.
     3,299,136    Term Loan, Maturing December 31, 2007                                               3,337,284

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT (CONTINUED)
CUMULUS MEDIA, INC.
$      982,556    Term Loan, Maturing March 28, 2010                                            $       997,418
DIRECTTV HOLDINGS, LLC
    14,866,531    Term Loan, Maturing March 6, 2010                                                  15,128,553
DISCOVERY COMMUNICATIONS, INC.
    11,212,121    Revolving Loan, Maturing May 31, 2004                                              11,212,121
EMMIS COMMUNICATION CORP.
     3,731,250    Term Loan, Maturing August 31, 2009                                                 3,739,910
GRAY TELEVISION, INC.
     6,284,250    Term Loan, Maturing December 31, 2010                                               6,369,087
INSIGHT MIDWEST HOLDINGS, LLC
     9,975,000    Incremental Term Loan B, Maturing December 31, 2009                                10,063,528
     1,496,250    Term Loan B, Maturing December 31, 2009                                             1,509,529
LIONS GATE ENTERTAINMENT, INC.
     3,000,000    Term Loan, Maturing December 31, 2008                                               3,022,500
MCC IOWA, LLC
     4,500,000    Term Loan, Maturing September 30, 2010                                              4,566,096
     4,000,000    Term Loan, Maturing March 31, 2010                                                  3,990,624
RAINBOW MEDIA HOLDINGS, LLC
     1,994,984    Term Loan, Maturing March 14, 2008                                                  2,013,936
SINCLAIR TELEVISION GROUP, INC.
     2,357,998    Incremental Term Loan, Maturing December 31, 2009                                   2,392,385
     2,304,500    Term Loan, Maturing December 31, 2009                                               2,338,107
SUSQUEHANNA MEDIA CO.
     2,000,000    Term Loan, Maturing March 31, 2012                                                  2,025,000
WMG ACQUISITION CORP.
     6,650,000    Term Loan, Maturing February 28, 2011                                               6,747,256
---------------------------------------------------------------------------------------------------------------
                                                                                                $   108,591,706
---------------------------------------------------------------------------------------------------------------
BUILDINGS AND REAL ESTATE -- 2.6%
AIMCO PROPERTIES, L.P.
$    5,000,000    Term Loan, Maturing May 30, 2008                                              $     5,050,000
     3,915,084    Term Loan, Maturing August 31, 2004                                                 3,959,129
BRE/HOMESTEAD, LLC
     4,000,000    Term Loan, Maturing January 11, 2006                                                3,992,500
CORRECTIONS CORP. OF AMERICA
     2,461,932    Term Loan, Maturing March 31, 2008                                                  2,496,554
CROWN CASTLE OPERATING CO.
     1,990,000    Term Loan, Maturing September 15, 2007                                              2,025,448
DMB/CHII, LLC
     1,882,787    Term Loan, Maturing March 3, 2009                                                   1,887,494
ISTAR FINANCIAL, INC.
     7,000,000    Term Loan, Maturing July 24, 2006                                                   6,982,500
LANDSOURCE COMMUNITIES DEVELOPMENT, LLC
$    1,002,000    Term Loan, Maturing March 31, 2010                                            $     1,018,909
LODGIAN CO.
     1,000,000    Term Loan, Maturing March 31, 2006                                                    987,500
NCI BUILDING SYSTEMS, INC.
     1,927,500    Term Loan, Maturing July 31, 2008                                                   1,947,579
NEWKIRK MASTER, L.P.
     1,342,727    Term Loan, Maturing November 24, 2006                                               1,366,225
NEWKIRK TENDER HOLDINGS, LLC
     5,333,333    Term Loan A, Maturing May 25, 2006                                                  5,386,667
     1,798,216    Term Loan B, Maturing May 25, 2006                                                  1,816,198
PLY GEM INDUSTRIES, INC.
     1,550,000    Term Loan, Maturing February 12, 2011                                               1,555,813
RLC INDUSTRIES CO.
     1,795,500    Term Loan, Maturing February 24, 2010                                               1,817,944
ST. MARYS CEMENT, INC.
       997,500    Term Loan, Maturing December 4, 2010                                                1,012,463
TOWER FINANCING I, LLC
     2,750,000    Term Loan, Maturing July 9, 2008                                                    2,753,437
WFP TOWER A CO. L.P.
     4,500,000    Term Loan, Maturing June 12, 2006                                                   4,502,812
WHITEHALL STREET REAL ESTATE L.P. XI & XII
     4,000,000    Term Loan, Maturing September 11, 2006                                              4,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    54,559,172
---------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT -- 0.5%
QUALITY DISTRIBUTION, LLC
$    1,994,987    Term Loan, Maturing November 13, 2009                                         $     2,016,184
RAILAMERICA, INC.
     6,135,424    Term Loan, Maturing May 31, 2009                                                    6,214,418
SIRVA WORLDWIDE, INC.
     2,441,176    Term Loan, Maturing December 31, 2010                                               2,462,537
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,693,139
---------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER -- 1.8%
BRENNTAG AG
$    2,475,000    Term Loan, Maturing December 9, 2011                                          $     2,509,031
CP KELCO US, INC.
     1,297,175    Term Loan, Maturing March 31, 2008                                                  1,313,930
       424,442    Term Loan, Maturing September 30, 2008                                                429,924
HERCULES, INC.
       840,000    Term Loan, Maturing October 8, 2010                                                   852,075

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
HUNTSMAN INTERNATIONAL
$    4,507,084    Term Loan, Maturing June 30, 2007                                             $     4,585,679
     4,507,325    Term Loan, Maturing June 30, 2008                                                   4,583,386
IMC GLOBAL, INC.
     4,721,798    Term Loan, Maturing November 17, 2006                                               4,743,636
ISP CHEMCO, INC.
     1,500,000    Term Loan, Maturing March 27, 2011                                                  1,513,594
KRATON POLYMERS, LLC
     3,639,861    Term Loan, Maturing December 5, 2008                                                3,701,284
NOVEON
     6,467,500    Term Loan, Maturing December 31, 2009                                               6,495,795
ROCKWOOD SPECIALTIES GROUP, INC.
     3,980,000    Term Loan, Maturing December 8, 2010                                                4,012,337
WELLMAN, INC.
       750,000    Term Loan, Maturing February 10, 2009                                                 761,094
WESTLAKE CHEMICAL CORP.
     2,977,500    Term Loan, Maturing July 31, 2010                                                   3,021,234
---------------------------------------------------------------------------------------------------------------
                                                                                                $    38,522,999
---------------------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING - PAPER -- 1.5%
GRAPHIC PACKAGING INTERNATIONAL, INC.
$   17,412,500    Term Loan, Maturing August 8, 2009                                            $    17,706,336
SOLO CUP CO.
     2,964,911    Term Loan, Maturing February 27, 2011                                               3,017,538
STONE CONTAINER CORP.
     9,325,440    Term Loan B, Maturing June 30, 2009                                                 9,407,037
     1,849,354    Term Loan C, Maturing June 30, 2009                                                 1,865,536
---------------------------------------------------------------------------------------------------------------
                                                                                                $    31,996,447
---------------------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING - PLASTICS -- 0.4%
BERRY PLASTICS CORP.
$    4,917,737    Term Loan, Maturing July 22, 2010                                             $     4,988,430
CONSOLIDATED CONTAINER HOLDINGS, LLC
     3,734,617    Term Loan, Maturing June 30, 2007                                                   3,710,111
---------------------------------------------------------------------------------------------------------------
                                                                                                $     8,698,541
---------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS -- 1.3%
CROWN CORK & SEAL AMERICAS, INC.
$   14,250,000    Term Loan, Maturing September 15, 2008                                        $    14,517,187
GRAPHIC PACKAGING INTERNATIONAL, INC.
     1,950,000    Term Loan, Maturing August 8, 2008                                                  1,964,625
OWENS-ILLINOIS, INC.
$    9,500,000    Term Loan, Maturing April 1, 2007                                             $     9,544,536
SILGAN HOLDINGS, INC.
     1,467,638    Term Loan, Maturing December 31, 2008                                               1,491,258
TEKNI-PLEX, INC.
       967,615    Term Loan, Maturing March 31, 2006                                                    973,663
---------------------------------------------------------------------------------------------------------------
                                                                                                $    28,491,269
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS -- 0.2%
COMPASS MINERALS GROUP, INC.
$    2,636,158    Term Loan, Maturing November 28, 2009                                         $     2,677,074
PEABODY ENERGY CORP.
       990,000    Term Loan, Maturing March 31, 2010                                                    998,972
---------------------------------------------------------------------------------------------------------------
                                                                                                $     3,676,046
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING -- 1.9%
AMSTED INDUSTRIES, INC.
$    6,451,250    Term Loan, Maturing October 15, 2010                                          $     6,576,243
CHART INDUSTRIES, INC.
       905,322    Term Loan, Maturing September 15, 2009                                                897,400
DOUGLAS DYNAMICS HOLDINGS, INC.
       300,000    Term Loan, Maturing March 30, 2010                                                    303,750
       400,000    Term Loan, Maturing March 30, 2011                                                    405,000
DRESSER, INC.
     1,185,035    Term Loan, Maturing March 31, 2007                                                  1,205,773
ENERSYS HOLDINGS, INC.
     1,160,000    Term Loan, Maturing March 17, 2011                                                  1,178,609
FLOWSERVE CORP.
     4,109,654    Term Loan, Maturing June 30, 2009                                                   4,166,676
JOHNSONDIVERSEY, INC.
       641,985    Term Loan, Maturing November 30, 2008                                                 647,904
     2,613,946    Term Loan, Maturing November 30, 2009                                               2,643,081
MUELLER GROUP, INC.
     2,500,000    Term Loan, Maturing April 23, 2011                                                  2,525,000
NATIONAL WATERWORKS, INC.
     4,339,286    Term Loan, Maturing November 22, 2009                                               4,397,141
PANOLAM INDUSTRIES, INC.
       500,000    Term Loan, Maturing November 24, 2007                                                 503,750
POLYPORE, INC.
     3,473,418    Term Loan, Maturing December 31, 2007                                               3,506,703

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING (CONTINUED)
SPX CORP.
$      923,077    Term Loan, Maturing September 30, 2008                                        $       928,846
     5,910,448    Term Loan, Maturing September 30, 2009                                              5,992,332
THE MANITOWOC CO.
       174,927    Term Loan, Maturing June 30, 2007                                                     176,239
TRIMAS CORP.
     4,754,514    Term Loan, Maturing December 31, 2009                                               4,783,735
---------------------------------------------------------------------------------------------------------------
                                                                                                $    40,838,182
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE SERVICE -- 1.2%
ADAMS OUTDOOR ADVERTISING, L.P.
$      350,000    Term Loan, Maturing April 15, 2012                                            $       355,469
ADVANSTAR COMMUNICATIONS, INC.
       359,177    Term Loan, Maturing November 17, 2007                                                 361,198
ALDERWOODS GROUP
       866,733    Term Loan, Maturing September 28, 2008                                                880,006
COINMACH LAUNDRY CORP.
     4,666,000    Term Loan, Maturing July 25, 2009                                                   4,716,743
ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS, INC.
       850,343    Term Loan, Maturing December 12, 2008                                                 856,189
     1,000,000    Term Loan, Maturing December 12, 2010                                               1,012,500
GATE GOURMET BORROWER, LLC
     1,000,000    Term Loan, Maturing December 31, 2008                                               1,000,000
GENERAL BINDING CORP.
     1,200,000    Term Loan, Maturing January 15, 2008                                                1,203,750
GEO GROUP
     2,887,500    Term Loan, Maturing July 9, 2009                                                    2,921,789
INTERLINE BRANDS, INC.
     4,331,250    Term Loan, Maturing November 30, 2009                                               4,355,613
IRON MOUNTAIN, INC.
     1,684,519    Term Loan, Maturing April 2, 2009                                                   1,702,944
NALCO CO.
     3,851,538    Term Loan, Maturing November 4, 2010                                                3,888,448
UNITED RENTALS, INC.
       231,667    Term Loan B, Maturing February 14, 2011                                               234,780
     1,158,333    Term Loan, Maturing February 14, 2011                                               1,173,247
---------------------------------------------------------------------------------------------------------------
                                                                                                $    24,662,676
---------------------------------------------------------------------------------------------------------------
ECOLOGICAL -- 1.0%
ALLIED WASTE INDUSTRIES, INC.
$    8,570,711    Term Loan, Maturing January 15, 2009                                          $     8,709,316
     1,000,000    Term Loan, Maturing January 15, 2010                                                1,016,875
     6,710,229    Term Loan, Maturing July 15, 2010                                                   6,826,456
IESI CORP.
     1,990,000    Term Loan, Maturing September 30, 2010                                              2,023,581
IONICS, INC.
     2,355,000    Term Loan, Maturing February 13, 2011                                               2,386,646
---------------------------------------------------------------------------------------------------------------
                                                                                                $    20,962,874
---------------------------------------------------------------------------------------------------------------
ELECTRONICS -- 1.1%
AMPHENOL CORP.
$    3,874,737    Term Loan, Maturing May 6, 2010                                               $     3,915,906
COMMUNICATIONS & POWER INDUSTRIES, INC.
     2,000,000    Term Loan, Maturing July 23, 2010                                                   2,027,500
FAIRCHILD SEMICONDUCTOR CORP.
     7,691,875    Term Loan, Maturing June 19, 2008                                                   7,816,868
GLOBAL CASH ACCESS LLC
       675,000    Term Loan, Maturing March 10, 2010                                                    685,547
INVENSYS INTERNATIONAL HOLDINGS, LTD.
     3,100,000    Term Loan, Maturing September 5, 2009                                               3,111,625
       750,000    Term Loan, Maturing September 5, 2009                                                 756,562
XEROX CORP.
     4,500,000    Term Loan, Maturing September 30, 2008                                              4,514,625
---------------------------------------------------------------------------------------------------------------
                                                                                                $    22,828,633
---------------------------------------------------------------------------------------------------------------
FARMING AND AGRICULTURE -- 0.1%
THE SCOTTS CO.
$    1,498,500    Term Loan, Maturing September 30, 2010                                        $     1,521,328
---------------------------------------------------------------------------------------------------------------
                                                                                                $     1,521,328
---------------------------------------------------------------------------------------------------------------
GROCERY -- 0.1%
THE PANTRY, INC.
$    2,337,681    Term Loan, Maturing March 12, 2011                                            $     2,371,285
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,371,285
---------------------------------------------------------------------------------------------------------------
HEALTH CARE - EQUIPMENT AND SUPPLIES -- 0.2%
ALARIS MEDICAL SYSTEMS, INC.
$    4,228,906    Term Loan, Maturing June 30, 2009                                             $     4,286,394
---------------------------------------------------------------------------------------------------------------
                                                                                                $     4,286,394
---------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE -- 4.0%
ALLIANCE IMAGING, INC.
$    2,500,000    Term Loan, Maturing June 10, 2008                                             $     2,489,845
AMERISOURCE BERGEN CORP.
     1,276,471    Term Loan, Maturing March 31, 2005                                                  1,279,662
COMMUNITY HEALTH SYSTEMS, INC.
     3,980,000    Incremental Term Loan, Maturing July 5, 2010                                        4,039,700
     4,929,950    Term Loan, Maturing July 5, 2010                                                    5,021,770
CONCENTRA OPERATING CORP.
     4,962,500    Term Loan, Maturing June 30, 2009                                                   5,039,007
CONMED CORP.
     3,013,642    Term Loan, Maturing December 31, 2007                                               3,055,079
CROSS COUNTRY HEALTHCARE, INC.
     2,262,036    Term Loan, Maturing June 5, 2009                                                    2,318,587
DADE BEHRING HOLDINGS, INC.
     2,451,395    Term Loan, Maturing October 3, 2008                                                 2,468,248
       789,042    Term Loan, Maturing October 3, 2008                                                   798,905
DAVITA, INC.
    18,350,505    Term Loan, Maturing March 31, 2009                                                 18,565,555
DJ ORTHOPEDICS, INC.
       987,500    Term Loan, Maturing May 15, 2009                                                    1,001,078
EDUCATE OPERATING CO., LLC
       450,000    Term Loan, Maturing March 31, 2011                                                    455,344
EMPI CORP.
       997,500    Term Loan, Maturing November 24, 2009                                               1,008,722
FHC HEALTH SYSTEMS, INC.
     1,300,000    Term Loan, Maturing June 1, 2004                                                    1,299,187
     1,857,143    Term Loan, Maturing December 18, 2009                                               1,855,982
FISHER SCIENTIFIC INTERNATIONAL, LLC
     7,012,328    Term Loan, Maturing March 31, 2010                                                  7,066,379
FRESENIUS MEDICAL CARE HOLDINGS, INC.
     2,982,487    Term Loan, Maturing February 21, 2010                                               2,989,944
GLOBAL IMAGING SYSTEMS, INC.
     1,985,000    Term Loan, Maturing June 25, 2009                                                   2,014,775
KINETIC CONCEPTS, INC.
     3,741,500    Term Loan, Maturing October 3, 2009                                                 3,788,269
KNOWLEDGE LEARNING CORP.
     1,967,253    Term Loan, Maturing May 15, 2010                                                    1,977,090
LANGUAGE LINE, LLC
     3,465,000    Term Loan, Maturing December 31, 2008                                               3,499,650
MAGELLAN HEALTH SERVICES, INC.
       444,444    Term Loan, Maturing August 15, 2008                                                   453,333
       534,722    Term Loan, Maturing August 15, 2008                                                   545,417
MULTIPLAN, INC.
$      535,000    Term Loan, Maturing March 4, 2009                                             $       541,687
QUINTILES TRANSNATIONAL CORP.
     2,487,500    Term Loan, Maturing September 25, 2009                                              2,537,250
TEAM HEALTH
     2,250,000    Term Loan, Maturing March 23, 2011                                                  2,250,000
TRIAD HOSPITALS HOLDINGS, INC.
     2,821,502    Term Loan, Maturing March 31, 2008                                                  2,866,477
VWR INTERNATIONAL, INC.
     1,300,000    Term Loan, Maturing April 7, 2011                                                   1,320,475
WEEKLY READER CORP.
     1,480,000    Term Loan, Maturing March 18, 2009                                                  1,486,938
---------------------------------------------------------------------------------------------------------------
                                                                                                $    84,034,355
---------------------------------------------------------------------------------------------------------------
HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER GOODS -- 0.5%
HOME INTERIORS & GIFTS, INC.
$      900,000    Term Loan, Maturing March 31, 2011                                            $       892,687
SEALY MATTRESS CO.
     2,496,228    Term Loan, Maturing April 6, 2012                                                   2,531,332
SIMMONS CO.
       979,259    Term Loan, Maturing December 19, 2011                                                 993,540
TEMPUR-PEDIC, INC.
     4,962,500    Term Loan, Maturing June 30, 2009                                                   5,005,922
WERNER HOLDING CO.
     1,000,000    Term Loan, Maturing June 11, 2009                                                     969,375
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,392,856
---------------------------------------------------------------------------------------------------------------
HOTELS, MOTELS, INNS AND GAMING -- 2.0%
ALLIANCE GAMING CORP.
$    7,650,000    Term Loan, Maturing September 5, 2009                                         $     7,743,238
AMERISTAR CASINOS, INC.
     3,317,304    Term Loan, Maturing December 31, 2006                                               3,349,442
ARGOSY GAMING CO.
       992,347    Term Loan, Maturing June 30, 2008                                                   1,002,270
CNL HOSPITALITY PARTNERS, L.P.
     5,000,000    Term Loan, Maturing April 2, 2005                                                   5,000,000
EXTENDED STAY AMERICA
     2,969,697    Term Loan, Maturing December 31, 2007                                               2,978,360
ISLE OF CAPRI CASINOS
     2,017,215    Term Loan, Maturing April 25, 2008                                                  2,041,349

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
HOTELS, MOTELS, INNS AND GAMING (CONTINUED)
MARINA DISTRICT FINANCE CO.
$    6,926,516    Term Loan, Maturing December 31, 2007                                         $     7,009,849
PENN NATIONAL GAMING, INC.
     2,535,208    Term Loan, Maturing July 31, 2006                                                   2,573,236
PINNACLE ENTERTAINMENT, INC.
     1,306,667    Term Loan, Maturing December 18, 2009                                               1,323,817
VAIL RESORTS, INC.
     3,960,000    Term Loan, Maturing December 10, 2008                                               4,007,025
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
     1,965,000    Term Loan, Maturing June 4, 2008                                                    1,994,475
WYNDHAM INTERNATIONAL, INC.
     2,489,681    Term Loan, Maturing June 30, 2004                                                   2,449,612
---------------------------------------------------------------------------------------------------------------
                                                                                                $    41,472,673
---------------------------------------------------------------------------------------------------------------
INSURANCE -- 0.4%
HILB, ROGAL & HOBBS CO.
$    1,984,848    Term Loan, Maturing June 30, 2007                                             $     2,014,621
U.S.I. HOLDINGS CORP.
     5,955,000    Term Loan, Maturing August 11, 2008                                                 6,040,603
---------------------------------------------------------------------------------------------------------------
                                                                                                $     8,055,224
---------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, ENTERTAINMENT -- 3.1%
AMF BOWLING WORLDWIDE, INC.
$    2,750,000    Term Loan, Maturing August 27, 2009                                           $     2,775,781
AMFAC RESORTS, INC.
     2,329,622    Term Loan, Maturing September 30, 2004                                              2,326,710
     2,329,622    Term Loan, Maturing September 30, 2005                                              2,326,710
BOMBARDIER RECREATIONAL PRODUCTS, INC.
     2,100,000    Term Loan, Maturing December 18, 2010                                               2,115,750
       900,000    Term Loan, Maturing December 18, 2010                                                 909,750
CINEMARK, INC.
     2,000,000    Term Loan, Maturing March 31, 2011                                                  2,038,750
HOLLYWOOD ENTERTAINMENT CORP.
     2,462,121    Term Loan, Maturing March 31, 2008                                                  2,478,536
LOEWS CINEPLEX ENTERTAINMENT CORP.
    12,750,458    Term Loan, Maturing September 30, 2006                                             12,790,303
NEW ENGLAND SPORTS VENTURES, LLC
     3,000,000    Term Loan, Maturing February 28, 2005                                               3,000,000
REGAL CINEMAS, INC.
    12,952,288    Term Loan, Maturing June 30, 2009                                                  13,182,191
SIX FLAGS THEME PARKS, INC.
     6,338,099    Term Loan, Maturing June 30, 2009                                                   6,412,046
UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.
$    7,269,851    Term Loan, Maturing June 30, 2007                                             $     7,308,476
VIVENDI UNIVERSAL ENTERTAINMENT, LLP
     7,500,000    Term Loan, Maturing June 30, 2008                                                   7,560,937
---------------------------------------------------------------------------------------------------------------
                                                                                                $    65,225,940
---------------------------------------------------------------------------------------------------------------
MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) -- 0.2%
COLFAX CORP.
$    2,088,047    Term Loan, Maturing May 30, 2009                                              $     2,115,452
REXNORD CORP.
     1,828,571    Term Loan, Maturing November 30, 2009                                               1,848,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $     3,963,452
---------------------------------------------------------------------------------------------------------------
OIL AND GAS -- 2.0%
CITGO PETROLEUM CO.
$    5,000,000    Term Loan, Maturing February 27, 2006                                         $     5,203,125
COLUMBIA NATURAL RESOURCES, LLC
     4,125,000    Revolving Loan, Maturing August 28, 2008                                            4,114,688
CUMBERLAND FARMS, INC.
     2,299,387    Term Loan A, Maturing September 8, 2008                                             2,299,387
     4,435,204    Term Loan B, Maturing September 8, 2008                                             4,468,468
LA GRANGE ACQUISITION, L.P.
     1,000,000    Term Loan, Maturing January 18, 2008                                                1,000,000
MAGELLAN MIDSTREAM HOLDINGS
     3,639,742    Term Loan, Maturing June 17, 2008                                                   3,712,537
MAGELLAN MIDSTREAM PARTNERS, L.P.
     1,500,000    Term Loan, Maturing August 6, 2008                                                  1,516,875
SPRAGUE ENERGY CORP.
     1,713,115    Revolving Loan, Maturing August 10, 2007                                            1,708,832
WILLIAMS PRODUCTION RMT CO.
    18,361,481    Term Loan, Maturing May 30, 2007                                                   18,568,048
---------------------------------------------------------------------------------------------------------------
                                                                                                $    42,591,960
---------------------------------------------------------------------------------------------------------------
PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) -- 0.6%
ARMKEL, LLC
$      407,189    Term Loan, Maturing March 31, 2009                                            $       412,424
CHURCH & DWIGHT CO., INC.
     1,672,350    Term Loan, Maturing September 30, 2007                                              1,697,435
MARY KAY COSMETICS, INC.
     2,637,998    Term Loan, Maturing September 30, 2007                                              2,664,378

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) (CONTINUED)
PRESTIGE BRANDS, INC.
$    1,775,000    Term Loan B, Maturing April 7, 2011                                           $     1,792,750
     2,000,000    Term Loan C, Maturing April 7, 2011                                                 2,025,000
RAYOVAC CORP.
     4,290,739    Term Loan, Maturing September 30, 2009                                              4,333,646
---------------------------------------------------------------------------------------------------------------
                                                                                                $    12,925,633
---------------------------------------------------------------------------------------------------------------
PERSONAL TRANSPORTATION -- 0.5%
LAIDLAW INTERNATIONAL, INC.
$    8,673,639    Term Loan, Maturing June 19, 2009                                             $     8,839,887
NFIL HOLDINGS CORP.
       535,714    Term Loan, Maturing February 27, 2010                                                 544,420
     1,714,286    Term Loan, Maturing February 27, 2010                                               1,738,929
---------------------------------------------------------------------------------------------------------------
                                                                                                $    11,123,236
---------------------------------------------------------------------------------------------------------------
PERSONAL, FOOD AND MISCELLANEOUS -- 0.8%
AFC ENTERPRISES, INC.
$    1,485,765    Term Loan, Maturing May 23, 2009                                              $     1,490,965
ATKINS NUTRITIONALS, INC.
     1,965,000    Term Loan, Maturing November 26, 2009                                               1,969,913
BUFFETS, INC.
       418,182    Term Loan, Maturing June 28, 2009                                                     419,227
     4,171,364    Term Loan, Maturing June 28, 2009                                                   4,188,049
CKE RESTAURANTS, INC.
       405,477    Term Loan, Maturing April 1, 2008                                                     405,477
DOMINO'S, INC.
     7,790,353    Term Loan, Maturing June 25, 2010                                                   7,904,778
JACK IN THE BOX, INC.
     1,496,250    Term Loan, Maturing January 8, 2011                                                 1,522,434
---------------------------------------------------------------------------------------------------------------
                                                                                                $    17,900,843
---------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 2.9%
AMERICAN ACHIEVEMENT CORP.
$      700,000    Term Loan, Maturing March 25, 2011                                            $       710,719
AMERICAN MEDIA OPERATIONS, INC.
     2,360,799    Term Loan, Maturing April 1, 2007                                                   2,391,048
CBD MEDIA, LLC
       918,750    Term Loan, Maturing December 31, 2009                                                 930,522
DEX MEDIA EAST, LLC
       875,589    Term Loan, Maturing November 8, 2008                                                  888,813
     5,331,019    Term Loan, Maturing May 8, 2009                                                     5,420,980
DEX MEDIA WEST, LLC
$    2,447,904    Term Loan, Maturing September 9, 2009                                         $     2,486,919
     9,486,817    Term Loan, Maturing March 9, 2010                                                   9,653,681
HOLLINGER INTERNATIONAL PUBLISHING, INC.
     2,938,905    Term Loan, Maturing September 30, 2009                                              2,978,398
JOSTENS, INC.
     3,791,103    Term Loan, Maturing July 15, 2010                                                   3,831,857
JOURNAL REGISTER CO.
     1,917,590    Term Loan, Maturing September 30, 2006                                              1,912,796
LIBERTY GROUP OPERATING, INC.
     4,996,923    Term Loan, Maturing April 30, 2007                                                  5,040,646
MERRILL CORP.
     2,451,595    Term Loan, Maturing November 15, 2007                                               2,454,659
MORRIS PUBLISHING GROUP, LLC
     7,500,000    Term Loan, Maturing March 31, 2011                                                  7,599,375
NEBRASKA BOOK CO.
       960,000    Term Loan, Maturing March 4, 2011                                                     975,000
R.H. DONNELLEY, INC.
     4,950,741    Term Loan, Maturing June 30, 2010                                                   5,029,953
SUN MEDIA CORP.
     2,818,680    Term Loan, Maturing February 7, 2009                                                2,849,951
THE READER'S DIGEST ASSOCIATION, INC.
     3,661,035    Term Loan, Maturing May 20, 2008                                                    3,696,214
TRANSWESTERN PUBLISHING COMPANY, LLC
       925,000    Term Loan B, Maturing February 25, 2011                                               937,333
     1,600,000    Term Loan, Maturing February 25, 2011                                               1,619,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    61,407,864
---------------------------------------------------------------------------------------------------------------
RETAIL - FOOD AND DRUG -- 0.1%
GENERAL NUTRITION CENTERS, INC.
$    1,995,000    Term Loan, Maturing December 5, 2009                                          $     2,011,209
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,011,209
---------------------------------------------------------------------------------------------------------------
RETAIL STORES -- 1.3%
CSK AUTO, INC.
$    4,000,000    Term Loan, Maturing June 20, 2009                                             $     4,055,000
FTD, INC.
     1,000,000    Term Loan, Maturing February 28, 2011                                               1,014,375
ORIENTAL TRADING CO.
     5,534,572    Term Loan, Maturing August 4, 2010                                                  5,572,622
PETCO ANIMAL SUPPLIES, INC.
       992,474    Term Loan, Maturing October 2, 2008                                                 1,009,842

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                                              VALUE
---------------------------------------------------------------------------------------------------------------
RETAIL STORES (CONTINUED)
RENT-A-CENTER, INC.
$    2,977,500    Term Loan, Maturing May 28, 2009                                              $     3,021,418
RITE AID CORP.
    12,650,000    Term Loan, Maturing April 30, 2008                                                 12,972,575
---------------------------------------------------------------------------------------------------------------
                                                                                                $    27,645,832
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.6%
CENTENNIAL CELLULAR OPERATING CO., LLC
$    2,850,000    Term Loan, Maturing February 9, 2011                                          $     2,856,871
CINCINNATI BELL, INC.
    10,015,024    Term Loan, Maturing June 30, 2008                                                  10,165,249
CONSOLIDATED COMMUNICATIONS, INC.
     2,125,000    Term Loan, Maturing October 14, 2011                                                2,146,250
DOBSON CELLULAR SYSTEMS, INC.
       995,000    Term Loan, Maturing March 31, 2010                                                    995,174
NEXTEL FINANCE CO.
    12,460,041    Term Loan, Maturing December 15, 2010                                              12,609,648
QWEST CORP.
    17,500,000    Term Loan, Maturing June 4, 2007                                                   18,248,370
SPECTRASITE COMMUNICATIONS, INC.
     2,288,452    Term Loan, Maturing June 30, 2006                                                   2,319,918
WESTERN WIRELESS CORP.
     6,333,592    Term Loan, Maturing September 30, 2008                                              6,363,283
---------------------------------------------------------------------------------------------------------------
                                                                                                $    55,704,763
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS -- 0.3%
AMERICAN TOWER, L.P.
$    4,816,770    Term Loan, Maturing December 31, 2007                                         $     4,848,079
SBA SENIOR FINANCE, INC.
     1,518,314    Term Loan, Maturing October 31, 2008                                                1,529,938
---------------------------------------------------------------------------------------------------------------
                                                                                                $     6,378,017
---------------------------------------------------------------------------------------------------------------
TEXTILES AND LEATHER -- 0.1%
ST. JOHN KNITS INTERNATIONAL, INC.
$    2,928,270    Term Loan, Maturing July 31, 2007                                             $     2,938,794
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,938,794
---------------------------------------------------------------------------------------------------------------
UTILITIES -- 1.4%
ALLEGHENY ENERGY SUPPLY CO., LLC
$    4,600,000    Term Loan, Maturing March 8, 2011                                             $     4,627,793
CALPINE GENERATING CO., LLC
     2,500,000    Term Loan, Maturing April 1, 2009                                                   2,504,298
CENTERPOINT ENERGY, INC.
$    7,683,243    Term Loan, Maturing October 7, 2006                                           $     7,862,716
COGENTRIX DELAWARE HOLDINGS, INC.
     1,750,000    Term Loan, Maturing February 26, 2009                                               1,760,938
NRG ENERGY, INC.
     1,692,839    Term Loan, Maturing June 23, 2010                                                   1,747,063
     3,011,620    Term Loan, Maturing June 23, 2010                                                   3,108,368
NUI UTILITIES, INC.
     2,437,500    Term Loan, Maturing November 24, 2004                                               2,456,780
PACIFIC ENERGY GROUP, LLC
     3,000,000    Term Loan, Maturing July 26, 2009                                                   3,019,689
TETON POWER FUNDING, LLC
     1,500,000    Term Loan, Maturing March 12, 2011                                                  1,515,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    28,602,645
---------------------------------------------------------------------------------------------------------------
TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $981,728,214)                                                               $   991,512,898
---------------------------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 50.6%

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
$        1,796    6.00%, with maturity at 2026                                                  $     1,859,719
        42,402    6.50%, with various maturities to 2025                                             44,530,341
        37,071    7.00%, with various maturities to 2027                                             39,474,113
         2,216    7.13%, with maturity at 2023                                                        2,366,945
        79,280    7.50%, with various maturities to 2028                                             85,376,163
         3,189    7.65%, with maturity at 2022                                                        3,469,544
           760    7.70%, with maturity at 2022                                                          828,578
        41,216    8.00%, with various maturities to 2030                                             44,900,581
        15,309    8.50%, with various maturities to 2024                                             16,865,049
           464    8.75%, with maturity at 2010                                                          501,532
        10,837    9.00%, with various maturities to 2023                                             12,020,286
        13,482    9.50%, with various maturities to 2025                                             15,161,211
         6,362    10.00%, with various maturities to 2022                                             7,311,462
         2,673    10.50%, with various maturities to 2021                                             3,098,084
           251    11.00%, with maturity at 2015                                                         288,419
           448    11.50%, with various maturities to 2020                                               524,153
           290    12.00%, with maturity at 2019                                                         342,801
         1,566    12.50%, with various maturities to 2015                                             1,867,683
           701    13.00%, with maturity at 2015                                                         851,661
            66    13.50%, with maturity at 2014                                                          79,515
           218    14.00%, with maturity at 2014                                                         271,361
---------------------------------------------------------------------------------------------------------------
                                                                                                $   281,989,201
---------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.:
$        1,840    6.00%, with maturity at 2023                                                  $     1,902,194
       128,257    6.50%, with various maturities to 2029(2)                                         134,422,418
         1,571    6.75%, with maturity at 2023                                                        1,667,917
        87,667    7.00%, with various maturities to 2028                                             93,211,122
        17,250    7.50%, with various maturities to 2026                                             18,541,839
        32,631    8.00%, with various maturities to 2028                                             35,494,837
           302    8.25%, with maturity at 2018                                                          328,851
        20,364    8.50%, with various maturities to 2027                                             22,374,703
         3,290    8.616%, with maturity at 2029                                                       3,621,325
        30,175    9.00%, with various maturities to 2026                                             33,598,103
         1,966    9.176%, with maturity at 2024                                                       2,212,143
        13,262    9.50%, with various maturities to 2030                                             14,870,985
         6,505    10.00%, with various maturities to 2021                                             7,489,125
         5,695    10.233%, with maturity at 2019                                                      6,516,466
         2,907    10.50%, with various maturities to 2025                                             3,377,584
         2,502    11.00%, with various maturities to 2020                                             2,919,715
           276    11.25%, with maturity at 2016                                                         323,649
         6,431    11.50%, with various maturities to 2021                                             7,567,905
            46    11.75%, with maturity at 2014                                                          54,482
           941    12.00%, with various maturities to 2016                                             1,121,684
           753    12.50%, with various maturities to 2015                                               901,988
           815    13.00%, with various maturities to 2015                                               988,368
           318    13.50%, with various maturities to 2017                                               392,191
           102    14.50%, with maturity at 2014                                                         127,972
---------------------------------------------------------------------------------------------------------------
                                                                                                $   394,027,566
---------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSN.:
$       11,445    6.00%, with maturity at 2024                                                  $    11,867,875
       107,521    6.50%, with various maturities to 2024(2)                                         113,018,135
        20,298    7.00%, with various maturities to 2024                                             21,621,240
        21,429    8.00%, with various maturities to 2025                                             23,349,843
         5,798    8.50%, with various maturities to 2022                                              6,383,041
        25,633    9.00%, with various maturities to 2025                                             28,579,866
        37,350    9.50%, with various maturities to 2026                                             42,086,040
         2,503    10.00%, with maturity at 2019                                                       2,900,305
---------------------------------------------------------------------------------------------------------------
                                                                                                $   249,806,345
---------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS:
$        1,567    Federal Home Loan Mortgage Corp., Series 1289,
                  Class PV, 7.50%, 6/15/22                                                      $     1,661,546
         8,928    Federal Home Loan Mortgage Corp., Series 1497,
                  Class K, 7.00%, 4/15/23                                                             9,457,918
        13,779    Federal Home Loan Mortgage Corp., Series 1529,
                  Class Z, 7.00%, 6/15/23                                                            14,628,996
$       19,933    Federal Home Loan Mortgage Corp., Series 1730,
                  Class Z, 7.00%, 5/15/24                                                       $    21,163,485
         1,613    Federal National Mortgage Assn., Series 1988-14,
                  Class I, 9.20%, 6/25/18                                                             1,791,677
         1,518    Federal National Mortgage Assn., Series 1989-1,
                  Class D, 10.30%, 1/25/19                                                            1,720,425
         3,216    Federal National Mortgage Assn., Series 1989-34,
                  Class Y, 9.85%, 7/25/19                                                             3,635,108
         3,635    Federal National Mortgage Assn., Series 1990-43,
                  Class Z, 9.50%, 4/25/20                                                             4,062,306
         1,221    Federal National Mortgage Assn., Series 1991-98,
                  Class J, 8.00%, 8/25/21                                                             1,324,886
           700    Federal National Mortgage Assn., Series 1992-103,
                  Class Z, 7.50%, 6/25/22                                                               751,106
         1,330    Federal National Mortgage Assn., Series 1992-113,
                  Class Z, 7.50%, 7/25/22                                                             1,427,740
         5,534    Federal National Mortgage Assn., Series 1993-16,
                  Class Z, 7.50%, 2/25/23                                                             5,933,081
         4,808    Federal National Mortgage Assn., Series 1993-22,
                  Class PM, 7.40%, 2/25/23                                                            5,143,327
         6,892    Federal National Mortgage Assn., Series 1993-25,
                  Class J, 7.50%, 3/25/23                                                             7,389,915
        16,166    Federal National Mortgage Assn., Series 1993-30,
                  Class PZ, 7.50%, 3/25/23                                                           17,332,617
        11,761    Federal National Mortgage Assn., Series 1994-89,
                  Class ZQ, 8.00%, 7/25/24                                                           12,702,087
        13,164    Federal National Mortgage Assn., Series 2001-37,
                  Class GA, 8.00%, 7/25/16                                                           14,216,652
         8,304    Federal National Mortgage Assn., Series G93-29,
                  Class Z, 7.00%, 8/25/23                                                             8,797,001
         9,000    Government National Mortgage Assn.,
                  Series 2002-45, Class PG, 6.00%, 3/17/32                                            9,331,875
         4,349    Merrill Lynch Trust, Series 45, Class Z,
                  9.10%, 9/20/20                                                                      4,625,447
---------------------------------------------------------------------------------------------------------------
                                                                                                $   147,097,195
---------------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $1,085,039,758)                                                             $ 1,072,920,307
---------------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 48.8%

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.1%
ARMOR HOLDINGS, INC., SR. SUB. NOTES
$        1,895    8.25%, 8/15/13                                                                $     2,079,762

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE (CONTINUED)
BE AEROSPACE, SR. NOTES
$        1,045    8.50%, 10/1/10                                                                $     1,139,050
DUNLOP STAND AERO HOLDINGS, SR. NOTES
         5,680    11.875%, 5/15/09                                                                    6,035,000
         1,700    11.875%, 5/15/09(3)                                                                 1,806,250
GENCORP, INC., SR. SUB. NOTES
         3,000    9.50%, 8/15/13                                                                      3,150,000
SEQUA CORP.
         5,000    8.875%, 4/1/08                                                                      5,475,000
TITAN CORP., SR. SUB. NOTES
         2,000    8.00%, 5/15/11(3)                                                                   2,290,000
VOUGHT AIRCRAFT, INC., SR. NOTES
         1,000    8.00%, 7/15/11(3)                                                                   1,020,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    22,995,062
---------------------------------------------------------------------------------------------------------------
AIRLINES -- 0.8%
AMERICAN AIRLINES
$        3,000    7.80%, 10/1/06                                                                $     2,850,054
           525    8.608%, 4/1/11                                                                        494,444
AMR CORP., DEBS.
         2,970    9.00%, 8/1/12                                                                       2,524,500
CONTINENTAL AIRLINES
           475    8.00%, 12/15/05                                                                       453,625
DELTA AIR LINES
         6,000    7.70%, 12/15/05                                                                     4,650,000
DELTA AIR LINES, SERIES 00-1
         3,910    7.779%, 11/18/05                                                                    3,287,977
DELTA AIR LINES, SERIES 02-1
           643    7.779%, 1/2/12                                                                        467,019
NORTHWEST AIRLINES, INC., SR. NOTES
         3,465    9.875%, 3/15/07                                                                     2,910,600
---------------------------------------------------------------------------------------------------------------
                                                                                                $    17,638,219
---------------------------------------------------------------------------------------------------------------
APPAREL -- 0.5%
J CREW OPERATING CORP., SR. SUB. NOTES
$        2,220    10.375%, 10/15/07                                                             $     2,233,875
PERRY ELLIS INTERNATIONAL, INC., SR. SUB. NOTES, SERIES B
         3,795    8.875%, 9/15/13                                                                     4,022,700
PHILLIPS VAN-HEUSEN, SR. NOTES
         1,175    7.25%, 2/15/11(3)                                                                   1,186,750
         2,500    8.125%, 5/1/13                                                                      2,637,500
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,080,825
---------------------------------------------------------------------------------------------------------------
AUTOMOBILE -- 1.9%
DANA CORP.
$        8,375    10.125%, 3/15/10                                                              $     9,631,250
KEYSTONE AUTOMOTIVE OPERATIONS, INC., SR. SUB. NOTES
         1,020    9.75%, 11/1/13(3)                                                                   1,122,000
METALDYNE CORP.
         2,855    11.00%, 6/15/12(3)                                                                  2,441,025
METALDYNE, INC., SR. NOTES
         1,215    10.00%, 11/1/13(3)                                                                  1,184,625
SONIC AUTOMOTIVE, INC., SR. SUB. NOTES
         1,600    8.625%, 8/15/13                                                                     1,732,000
TENNECO AUTOMOTIVE, GLOBAL SHARES, SERIES B
        10,430    10.25%, 7/15/13                                                                    12,072,725
TENNECO AUTOMOTIVE, INC., SERIES B
         2,470    11.625%, 10/15/09                                                                   2,717,000
TRW AUTOMOTIVE, INC., SR. NOTES
         2,230    9.375%, 2/15/13                                                                     2,564,500
TRW AUTOMOTIVE, INC., SR. SUB. NOTES
         3,900    11.00%, 2/15/13                                                                     4,660,500
UNITED COMPONENTS, INC., SR. SUB. NOTES
           990    9.375%, 6/15/13                                                                     1,059,300
---------------------------------------------------------------------------------------------------------------
                                                                                                $    39,184,925
---------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 1.0%
MERISANT CO., SR. NOTES
$        5,815    9.50%, 7/15/13(3)                                                             $     6,163,900
MICHAEL FOODS, SR. SUB. NOTES
         3,030    8.00%, 11/15/13(3)                                                                  3,200,437
PINNACLE FOODS HOLDINGS CORP., SR. SUB. NOTES
         1,250    8.25%, 12/1/13(3)                                                                   1,310,937
         2,585    8.25%, 12/1/13(3)                                                                   2,711,019
REDDY ICE GROUP, INC., SR. SUB. NOTES
         2,535    8.875%, 8/1/11                                                                      2,737,800
TABLETOP HOLDINGS, INC., SR. SUB. NOTES, (0% UNTIL 2008)
         3,655    0.00%, 5/15/14(3)                                                                   2,394,025
WH HOLDINGS LTD. AND WH CAPITAL CORP., SR. NOTES
         1,635    9.50%, 4/1/11(3)                                                                    1,745,362
---------------------------------------------------------------------------------------------------------------
                                                                                                $    20,263,480
---------------------------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT -- 4.2%
CABLEVISION SYSTEMS CORP., SR. NOTES
$        5,840    8.00%, 4/15/12(3)                                                             $     5,883,800
CANWEST MEDIA, INC., SR. SUB. NOTES
        11,000    10.625%, 5/15/11                                                                   12,512,500

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT (CONTINUED)
CHARTER COMMUNICATION HOLDINGS, SR. DISC. NOTES
$        2,540    13.50%, 1/15/11                                                               $     1,892,300
CHARTER COMMUNICATIONS HOLDINGS, LLC, SR. NOTES
         2,520    10.25%, 1/15/10                                                                     2,167,200
CORUS ENTERTAINMENT, INC., SR. SUB. NOTES
           880    8.75%, 3/1/12                                                                         974,600
CSC HOLDINGS, INC., SR. NOTES
         2,970    7.875%, 12/15/07                                                                    3,177,900
         5,000    8.125%, 7/15/09                                                                     5,362,500
CSC HOLDINGS, INC., SR. SUB. NOTES
         6,605    10.50%, 5/15/16                                                                     7,628,775
ECHOSTAR DBS CORP., SR. NOTES
        10,000    4.41%, 10/1/08(3)                                                                  10,450,000
INSIGHT COMMUNICATIONS, SR. DISC. NOTES
         5,830    12.25%, 2/15/11                                                                     5,042,950
INSIGHT MIDWEST HOLDINGS, LLC, SR. NOTES
         8,240    10.50%, 11/1/10                                                                     9,022,800
MUZAK HOLDINGS LLC
         1,310    9.875%, 3/15/09                                                                     1,264,150
MUZAK LLC/MUZAK FINANCE, SR. NOTES
         7,365    10.00%, 2/15/09                                                                     7,585,950
NEXSTAR FINANCE HOLDINGS LLC, INC.
           330    12.00%, 4/1/08                                                                        371,250
NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
         3,450    11.375%, 4/1/13                                                                     2,570,250
PAXSON COMMUNICATIONS CORP.
         7,110    10.75%, 7/15/08                                                                     7,536,600
         3,000    3.89%, 1/15/10(3)                                                                   3,045,000
PEGASUS COMMUNICATIONS CORP., SR. NOTES
         1,515    11.25%, 1/15/10(3)                                                                  1,045,350
PEGASUS SATELLITE
         2,000    12.375%, 8/1/06                                                                     1,410,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    88,943,875
---------------------------------------------------------------------------------------------------------------
BUILDING AND CONSTRUCTION -- 0.9%
DAYTON SUPERIOR CORP., SR. NOTES
$        7,000    10.75%, 9/15/08                                                               $     7,035,000
KOPPERS, INC., SR. NOTES
         1,835    9.875%, 10/15/13(3)                                                                 2,018,500
PLY GEM INDUSTRIES, INC., SR. SUB. NOTES
         2,625    9.00%, 2/15/12(3)                                                                   2,703,750
WCI COMMUNITIES, INC., SR. SUB. NOTES
         6,000    7.875%, 10/1/13                                                                     6,300,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    18,057,250
---------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS -- 0.2%
NORTEK HOLDINGS, INC., SR. NOTES, (0% UNTIL 2007)
$        4,145    10.00%, 5/15/11(3)                                                            $     3,119,112
US CONCRETE, INC., SR. SUB. NOTES
         1,675    8.375%, 4/1/14(3)                                                                   1,683,375
---------------------------------------------------------------------------------------------------------------
                                                                                                $     4,802,487
---------------------------------------------------------------------------------------------------------------
BUILDINGS AND REAL ESTATE -- 0.1%
CB RICHARD ELLIS SERVICES, INC., SR. SUB. NOTES
$        2,600    11.25%, 6/15/11                                                               $     2,938,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,938,000
---------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.8%
AFFINITY GROUP, INC., SR. SUB. NOTES
$        3,450    9.00%, 2/15/12(3)                                                             $     3,657,000
MOBILE MINI, INC.
         2,925    9.50%, 7/1/13                                                                       3,290,625
NORCROSS SAFETY PRODUCTS LLC/NORCROSS CAPITAL CORP., SR. SUB. NOTES, SERIES B
         4,660    9.875%, 8/15/11                                                                     5,009,500
WILLIAMS SCOTSMAN, INC.
         3,000    9.875%, 6/1/07                                                                      3,000,000
WILLIAMS SCOTSMAN, INC., SR. NOTES
         1,375    10.00%, 8/15/08                                                                     1,512,500
---------------------------------------------------------------------------------------------------------------
                                                                                                $    16,469,625
---------------------------------------------------------------------------------------------------------------
CARGO TRANSPORT -- 0.1%
QUALITY DISTRIBUTION LLC/QD CAPITAL CORP.
$        1,045    9.00%, 11/15/10(3)                                                            $     1,050,225
---------------------------------------------------------------------------------------------------------------
                                                                                                $     1,050,225
---------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER -- 2.8%
ACETEX CORP., SR. NOTES
$        3,000    10.875%, 8/1/09                                                               $     3,315,000
AVECIA INVESTMENTS LTD.
         1,212    11.00%, 7/1/09                                                                        969,600
EQUISTAR CHEMICAL, SR. NOTES
         7,000    10.625%, 5/1/11                                                                     7,875,000
HUNTSMAN ADVENTURE MATERIALS, SR. NOTES
           905    11.00%, 7/15/10(3)                                                                  1,031,700
HUNTSMAN INTERNATIONAL
         6,000    9.875%, 3/1/09                                                                      6,705,000
HUNTSMAN LLC
         5,000    11.625%, 10/15/10                                                                   5,525,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
IMC GLOBAL, INC.
$        6,775    11.25%, 6/1/11                                                                $     7,892,875
LYONDELL CHEMICAL CO.
         5,000    9.50%, 12/15/08                                                                     5,250,000
         4,790    9.50%, 12/15/08                                                                     5,029,500
LYONDELL CHEMICAL CO., SERIES B
         2,680    9.875%, 5/1/07                                                                      2,827,400
OM GROUP, INC.
        11,025    9.25%, 12/15/11                                                                    11,355,750
ROCKWOOD SPECIALTIES GROUP, SR. SUB. NOTES
         1,185    10.625%, 5/15/11                                                                    1,267,950
---------------------------------------------------------------------------------------------------------------
                                                                                                $    59,044,775
---------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.3%
DIGITALNET, INC., SR. NOTES
$        5,178    9.00%, 7/15/10                                                                $     5,592,240
---------------------------------------------------------------------------------------------------------------
                                                                                                $     5,592,240
---------------------------------------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS -- 0.0%
ACTIVANT SOLUTIONS, INC., SR. NOTES
$        1,000    10.50%, 6/15/11                                                               $     1,042,500
---------------------------------------------------------------------------------------------------------------
                                                                                                $     1,042,500
---------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
AMERICAN ACHIEVEMENT CORP., SR. SUB. NOTES
$          720    8.25%, 4/1/12(3)                                                              $       738,000
AMSCAN HOLDINGS, INC., SR. SUB. NOTES
         6,820    9.875%, 12/15/07                                                                    6,966,194
FEDDERS NORTH AMERICA, INC., SR. NOTES
         2,360    9.875%, 3/1/14(3)                                                                   2,301,000
JOSTENS HOLDING CORP., SR. DISC. NOTES
         1,250    10.25%, 12/1/13                                                                       843,750
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,848,944
---------------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS -- 1.9%
ANCHOR GLASS CONTAINER CORP.
$        5,000    11.00%, 2/15/13                                                               $     5,800,000
CROWN EURO HOLDINGS SA
        20,495    10.875%, 3/1/13                                                                    23,979,150
GRAPHIC PACKAGING INTERNATIONAL CORP., SR. SUB. NOTES
         3,265    9.50%, 8/15/13                                                                      3,689,450
PLIANT CORP., SR. DISC. NOTES
$        2,775    11.125%, 6/15/09(3)                                                           $     2,331,000
SOLO CUP CO., SR. SUB. NOTES
         2,725    8.50%, 2/15/14(3)                                                                   2,820,375
US CAN CORP., SR. NOTES
         1,230    10.875%, 7/15/10                                                                    1,297,650
---------------------------------------------------------------------------------------------------------------
                                                                                                $    39,917,625
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE MANUFACTURING -- 0.9%
AMSTED INDUSTRIES, INC., SR. NOTES
$        7,150    10.25%, 10/15/11(3)                                                           $     8,115,250
DRESSER, INC.
         9,200    9.375%, 4/15/11                                                                     9,982,000
NATIONAL WATERWORKS, INC., SERIES B
         1,500    10.50%, 12/1/12                                                                     1,695,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    19,792,250
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED / CONGLOMERATE SERVICE -- 1.1%
ADVANSTAR COMMUNICATIONS, INC.
$        6,468    8.68%, 8/15/08                                                                $     6,790,875
         6,980    10.75%, 8/15/10                                                                     7,660,550
NALCO CO., SR. NOTES
         3,150    7.75%, 11/15/11(3)                                                                  3,331,125
NALCO CO., SR. SUB. NOTES
         2,960    8.875%, 11/15/13(3)                                                                 3,137,600
NALCO FINANCE HOLDINGS, INC., SR. NOTES, (0% UNTIL 2009)
         3,750    0.00%, 2/1/14(3)                                                                    2,381,250
---------------------------------------------------------------------------------------------------------------
                                                                                                $    23,301,400
---------------------------------------------------------------------------------------------------------------
ELECTRONICS -- 1.1%
DANKA BUSINESS SYSTEMS, SR. NOTES
$        2,350    11.00%, 6/15/10                                                               $     2,408,750
HEXCEL CORP.
         1,520    9.875%, 10/1/08                                                                     1,683,400
HEXCEL CORP., SR. SUB. NOTES
           525    9.75%, 1/15/09                                                                        553,875
SANMINA-SCI CORP., SR. NOTES
         5,000    10.375%, 1/15/10                                                                    5,875,000
WESCO DISTRIBUTION INC.
         5,000    9.125%, 6/1/08                                                                      5,150,000
XEROX CORP.
         3,000    9.75%, 1/15/09                                                                      3,420,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
XEROX CORP., SR. NOTES
$        1,855    7.125%, 6/15/10                                                               $     1,892,100
         1,485    7.625%, 6/15/13                                                                     1,522,125
---------------------------------------------------------------------------------------------------------------
                                                                                                $    22,505,250
---------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.1%
POSTER FINANCIAL GROUP, INC.
$        1,510    8.75%, 12/1/11(3)                                                             $     1,593,050
---------------------------------------------------------------------------------------------------------------
                                                                                                $     1,593,050
---------------------------------------------------------------------------------------------------------------
FOODS -- 0.5%
B&G FOODS, INC.
$        4,000    9.625%, 8/1/07                                                                $     4,148,320
BURNS PHILIP CAPITAL PROPERTY LTD.
         2,000    9.50%, 11/15/10                                                                     2,170,000
UAP HOLDING CORP., SR. DISC. NOTES, (0% UNTIL 2008)
         5,535    0.00%, 7/15/12(3)                                                                   4,559,456
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,877,776
---------------------------------------------------------------------------------------------------------------
GAMING -- 0.0%
GLOBAL CASH ACCESS LLC/GLOBAL CASH FINANCE CORP., SR. SUB. NOTES
$          700    8.75%, 3/15/12(3)                                                             $       731,500
---------------------------------------------------------------------------------------------------------------
                                                                                                $       731,500
---------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE -- 3.5%
ALARIS MEDICAL SYSTEMS, INC., SR. SUB. NOTES
$          645    7.25%, 7/1/11                                                                 $       667,575
ARDENT HEALTH SERVICES, SR. SUB. NOTES
         6,995    10.00%, 8/15/13                                                                     7,694,500
CONCENTRA OPERATING CORP., SR. NOTES
         7,000    9.50%, 8/15/10                                                                      7,805,000
MEDQUEST, INC.
         6,000    11.875%, 8/15/12                                                                    6,840,000
NATIONAL NEPHROLOGY ASSOCIATION, SR. SUB. NOTES
         2,000    9.00%, 11/1/11(3)                                                                   2,330,000
PACIFICARE HEALTH SYSTEM
         7,017    10.75%, 6/1/09                                                                      8,192,347
QUINTILES TRANSNATIONAL CORP., SR.SUB. NOTES
         9,690    10.00%, 10/1/13(3)                                                                 10,077,600
ROTECH HEALTHCARE, INC.
         7,105    9.50%, 4/1/12                                                                       7,602,350
TENET HEALTHCARE CORP.
$        7,365    7.375%, 2/1/13                                                                $     6,702,150
VANGUARD HEALTH SYSTEMS
        10,000    9.75%, 8/1/11                                                                      10,900,000
VWR INTERNATIONAL, INC., SR. NOTES
         1,400    6.875%, 4/15/12(3)                                                                  1,452,500
VWR INTERNATIONAL, INC., SR. SUB. NOTES
         3,270    8.00%, 4/15/14(3)                                                                   3,417,150
---------------------------------------------------------------------------------------------------------------
                                                                                                $    73,681,172
---------------------------------------------------------------------------------------------------------------
HOTELS, MOTELS, INNS AND GAMING -- 3.2%
CHUKCHANSI EDA, SR. NOTES
$          800    14.50%, 6/15/09(3)                                                            $     1,000,000
EXTENDED STAY AMERICA, SR. SUB. NOTES
         2,000    9.15%, 3/15/08                                                                      2,080,000
FELCOR LODGING
         6,300    10.00%, 9/15/08                                                                     6,756,750
HOST MARRIOTT L.P., SERIES I
         7,000    9.50%, 1/15/07                                                                      7,805,000
INN OF THE MOUNTAIN GODS, SR. NOTES
         5,230    12.00%, 11/15/10(3)                                                                 5,753,000
JOHN Q HAMONS HOTELS/FINANCE, SERIES B
         3,500    8.875%, 5/15/12                                                                     3,867,500
MAJESTIC STAR CASINO LLC
         5,975    9.50%, 10/15/10                                                                     6,288,687
MTR GAMING GROUP, SERIES B
         2,500    9.75%, 4/1/10                                                                       2,668,750
OED CORP./DIAMOND JO LLC
         3,830    8.75%, 4/15/12(3)                                                                   3,762,975
PENN NATIONAL GAMING, INC.
           945    11.125%, 3/1/08                                                                     1,053,675
SUN INTERNATIONAL HOTELS, SR. SUB. NOTES
         4,000    8.875%, 8/15/11                                                                     4,460,000
TRUMP HOLDINGS AND FUNDING, SR. NOTES
         4,660    11.625%, 3/15/10                                                                    4,741,550
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
         5,995    11.00%, 6/15/10                                                                     7,044,125
WATERFORD GAMING LLC, SR. NOTES
         9,406    8.625%, 9/15/12(3)                                                                 10,111,450
---------------------------------------------------------------------------------------------------------------
                                                                                                $    67,393,462
---------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.4%
NEW ASAT (FINANCE) LTD., SR. NOTES
$        2,490    9.25%, 2/1/113                                                                $     2,639,400
STRATUS TECHNOLOGIES, INC., SR. NOTES
         5,060    10.375%, 12/1/08(3)                                                                 5,060,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $     7,699,400
---------------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, ENTERTAINMENT -- 2.4%
AMF BOWLING WORLDWIDE, SR. SUB. NOTES
$        1,865    10.00%, 3/1/10(3)                                                             $     1,944,262
INTRAWEST CORP., SR. NOTES
         3,910    7.50%, 10/15/13                                                                     4,017,525
PREMIER ENTERTAINMENT BILOXI LLC/PREMIER FINANCE BILOXI CORP.
           475    10.75%, 2/1/12(3)                                                                     515,375
ROYAL CARIBBEAN CRUISES, DEBS.
         4,605    7.50%, 10/15/27                                                                     4,501,387
ROYAL CARIBBEAN CRUISES, SR. NOTES
        12,195    8.75%, 2/2/11                                                                      13,810,837
SIX FLAGS THEME PARKS, INC., SR. NOTES
         1,000    8.875%, 2/1/10                                                                      1,022,500
         5,920    9.75%, 4/15/13                                                                      6,267,800
SIX FLAGS, INC., SR. NOTES
         3,755    9.625%, 6/1/14(3)                                                                   3,952,137
TRUE TEMPER SPORTS, INC., SR. SUB. NOTES
           700    8.375%, 9/15/11(3)                                                                    721,000
UNIVERSAL CITY DEVELOPMENT, SR. NOTES
        12,500    11.75%, 4/1/10                                                                     14,500,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    51,252,823
---------------------------------------------------------------------------------------------------------------
MACHINERY -- 1.1%
CASE NEW HOLLAND, INC., SR. NOTES
$        7,135    9.25%, 8/1/11(3)                                                              $     7,991,200
MANITOWOC CO., INC. (THE)
         1,500    10.50%, 8/1/12                                                                      1,717,500
TEREX CORP.
         8,645    10.375%, 4/1/11                                                                     9,876,913
THERMADYNE HOLDINGS CORP., SR. SUB. NOTES
         4,575    9.25%, 2/1/14(3)                                                                    4,666,500
---------------------------------------------------------------------------------------------------------------
                                                                                                $    24,252,113
---------------------------------------------------------------------------------------------------------------
MANUFACTURING -- 0.9%
AEARO CO. I, SR. SUB. NOTES
$        1,665    8.25%, 4/15/12(3)                                                             $     1,714,950
AVONDALE MILLS, INC., SR. SUB. NOTES
$        3,700    10.25%, 7/1/13                                                                $     2,164,500
GENERAL CABLE CORP., SR. NOTES
         1,510    9.50%, 11/15/10(3)                                                                  1,661,000
OXFORD INDUSTRIES, INC., SR. NOTES
         9,500    8.875%, 6/1/11(3)                                                                  10,188,750
TEKNI-PLEX, INC., SR. NOTES
         1,755    8.75%, 11/15/13(3)                                                                  1,737,450
TRINITY INDUSTRIES, INC., SR. NOTES
         2,380    6.50%, 3/15/14(3)                                                                   2,326,450
---------------------------------------------------------------------------------------------------------------
                                                                                                $    19,793,100
---------------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.1%
INVERNESS MEDICAL INNOVATIONS, INC., SR. SUB. NOTES
$        2,520    8.75%, 2/15/12(3)                                                             $     2,589,300
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,589,300
---------------------------------------------------------------------------------------------------------------
METALS - INDUSTRIAL -- 0.3%
AK STEEL CORP.
$        2,000    7.75%, 6/15/12                                                                $     1,810,000
INTERNATIONAL STEEL GROUP, INC., SR. NOTES
           465    6.50%, 4/15/14(3)                                                                     448,725
ISPAT INLAND ULC, SR. NOTES
         2,380    9.75%, 4/1/14(3)                                                                    2,439,500
MUELLER GROUP, INC., SR. SUB. NOTES
         2,325    10.00%, 5/1/12(3)                                                                   2,447,063
---------------------------------------------------------------------------------------------------------------
                                                                                                $     7,145,288
---------------------------------------------------------------------------------------------------------------
OIL AND GAS -- 1.6%
CONTINENTAL RESOURCES
$        2,770    10.25%, 8/1/08                                                                $     2,873,875
DYNEGY HOLDINGS, INC., SR. NOTES
         4,845    6.875%, 4/1/11                                                                      4,166,700
        10,670    10.125%, 7/15/13(3)                                                                11,737,000
GULFTERRA ENERGY PARTNER, SERIES B
         1,233    8.50%, 6/1/10                                                                       1,380,960
SONAT, INC.
         5,000    7.625%, 7/15/11                                                                     4,350,000
WILLIAMS COS., INC., SR. NOTES
         8,575    8.625%, 6/1/10                                                                      9,475,375
---------------------------------------------------------------------------------------------------------------
                                                                                                $    33,983,910
---------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
OIL AND GAS - EQUIPMENT AND SERVICES -- 0.6%
DYNEGY HOLDINGS, INC., SR. NOTES
$          380    8.75%, 2/15/12                                                                $       358,150
HANOVER COMPRESSOR CO., SUB. NOTES
         4,650    0.00%, 3/31/07                                                                      3,603,750
PARKER DRILLING CO., SR. NOTES
           910    9.625%, 10/1/13                                                                       987,350
PETRO STOPPING CENTERS LP / PETRO FINANCIAL CORP., SR. NOTES
         1,795    9.00%, 2/15/12(3)                                                                   1,884,750
PREMCOR REFINING GROUP, SR. SUB. NOTES
         1,265    7.75%, 2/1/12                                                                       1,331,413
TRANSMONTAIGNE, INC., SR. SUB. NOTES
         4,000    9.125%, 6/1/10(3)                                                                   4,140,000
---------------------------------------------------------------------------------------------------------------
                                                                                                $    12,305,413
---------------------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 2.1%
CARAUSTAR INDUSTRIES, INC., SR. SUB. NOTES
$          230    9.875%, 4/1/11                                                                $       235,750
GEORGIA-PACIFIC CORP.
        15,225    9.50%, 12/1/11                                                                     18,422,250
MDP ACQUISITIONS/JSG FUNDING PLC, SR. NOTES
        17,180    9.625%, 10/1/12                                                                    19,413,400
NEWARK GROUP, INC., SR. SUB. NOTES
         2,785    9.75%, 3/15/14(3)                                                                   2,743,225
NORSKE SKOG CANADA LTD., SR. NOTES
         3,380    7.375%, 3/1/14(3)                                                                   3,481,400
---------------------------------------------------------------------------------------------------------------
                                                                                                $    44,296,025
---------------------------------------------------------------------------------------------------------------
PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) -- 0.4%
RAYOVAC CORP., SR. SUB. NOTES
$        8,835    8.50%, 10/1/13                                                                $     9,497,625
---------------------------------------------------------------------------------------------------------------
                                                                                                $     9,497,625
---------------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 1.6%
AMERICAN COLOR GRAPHICS
$          115    10.00%, 6/15/10                                                               $        99,475
AMERICAN MEDIA OPERATIONS, INC.
         4,040    8.875%, 1/15/11                                                                     4,110,700
AMERICAN MEDIA, INC., SERIES B
         3,845    10.25%, 5/1/09                                                                      4,056,475
CBD MEDIA/CBD FINANCE
         4,200    8.625%, 6/1/11                                                                      4,504,500
DEX MEDIA WEST LLC, SR. NOTES
$        1,835    8.50%, 8/15/10(3)                                                             $     2,000,150
DEX MEDIA WEST LLC, SR. SUB. NOTES
         7,705    9.875%, 8/15/13(3)                                                                  8,475,500
HOLLINGER PARTICIPATION TRUST, SR. NOTES, (PIK)
         1,640    12.125%, 11/15/10(3)                                                                1,916,750
LIBERTY GROUP OPERATING, INC.
         1,380    9.375%, 2/1/08                                                                      1,397,250
R.H. DONNELLEY, INC., SR. SUB. NOTES
         6,120    10.875%, 12/15/12                                                                   7,313,400
---------------------------------------------------------------------------------------------------------------
                                                                                                $    33,874,200
---------------------------------------------------------------------------------------------------------------
REITS -- 0.2%
CB RICHARD ELLIS SERVICES, INC., SR. NOTES
$        2,640    9.75%, 5/15/10                                                                $     2,956,800
OMEGA HEALTHCARE INVESTORS, INC., SR. NOTES
         1,165    7.00%, 4/1/14(3)                                                                    1,194,125
---------------------------------------------------------------------------------------------------------------
                                                                                                $     4,150,925
---------------------------------------------------------------------------------------------------------------
RETAIL STORES -- 0.9%
CSK AUTO, INC., SR. NOTES
$          450    7.00%, 1/15/14(3)                                                             $       445,500
GENERAL NUTRITION CENTER, SR. SUB. NOTES
         1,250    8.50%, 12/1/10(3)                                                                   1,312,500
HOME INTERIORS & GIFTS
         1,835    10.125%, 6/1/08                                                                     1,864,819
JO-ANN STORES, INC., SR. SUB. NOTES
           950    7.50%, 3/1/12(3)                                                                      973,750
MOTHERS WORK, INC.
         1,100    11.25%, 8/1/10                                                                      1,163,250
PAYLESS SHOESOURCE, INC., SR. SUB. NOTES
         2,045    8.25%, 8/1/13                                                                       2,065,450
PCA LLC/PCA FINANCE CORP., SR. NOTES
         8,000    11.875%, 8/1/09                                                                     9,000,000
PENNY (JC) CO., INC.
         1,875    8.00%, 3/1/10                                                                       2,146,875
---------------------------------------------------------------------------------------------------------------
                                                                                                $    18,972,144
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.7%
AMKOR TECHNOLOGIES, INC., SR. SUB. NOTES
$        9,000    10.50%, 5/1/09                                                                $     9,517,500
CHIPPAC INTERNATIONAL LTD.
           520    12.75%, 8/1/09                                                                        566,800

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
ON SEMICONDUCTOR CORP.
$        1,300    13.00%, 5/15/08                                                               $     1,573,000
ON SEMICONDUCTOR CORP., SR. NOTES
         2,601    12.00%, 3/15/10                                                                     3,225,240
---------------------------------------------------------------------------------------------------------------
                                                                                                $    14,882,540
---------------------------------------------------------------------------------------------------------------
SERVICES -- 0.3%
KINDERCARE LEARNING CENTERS, INC., SR. SUB. NOTES
$        5,375    9.50%, 2/15/09                                                                $     5,486,961
---------------------------------------------------------------------------------------------------------------
                                                                                                $     5,486,961
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.8%
ALAMOSA DELAWARE, INC., SR. NOTES
$        1,690    8.50%, 1/31/12(3)                                                             $     1,643,525
ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC.
         5,000    9.875%, 8/15/11                                                                     5,150,000
AMERICAN TOWER, L.P., SR. NOTES
         9,535    9.375%, 2/1/09                                                                     10,273,963
AVAYA, INC.
         1,300    11.125%, 4/1/09                                                                     1,540,500
CENTENNIAL CELLULAR OPERATING CO./CENTENNIAL COMMUNICATIONS CORP., SR. NOTES
         5,260    10.125%, 6/15/13                                                                    5,444,100
CINCINNATI BELL, INC., SR. SUB. NOTES
         1,885    8.375%, 1/15/14                                                                     1,790,750
CROWN CASTLE OPERATING CO., SR. NOTES
         5,000    10.75%, 8/1/11                                                                      5,700,000
DOBSON COMMUNICATIONS CORP., SR. NOTES
         3,995    10.875%, 7/1/10                                                                     3,545,563
INMARSAT FINANCE PLC
         1,395    7.625%, 6/30/12(3)                                                                  1,429,875
MARCONI CORP. PLC, SERIES A
         2,656    8.00%, 4/30/08(3)                                                                   2,915,985
NEXTEL COMMUNICATIONS, INC., SR. NOTES
         6,225    7.375%, 8/1/15                                                                      6,497,344
NEXTEL PARTNERS, INC., SR. NOTES
         1,918    12.50%, 11/15/09                                                                    2,253,650
         1,805    11.00%, 3/15/10                                                                     2,048,675
         2,250    8.125%, 7/1/11                                                                      2,295,000
NORTEL NETWORKS LTD.
         2,000    6.125%, 2/15/06                                                                     1,987,500
NTL CABLE PLC, SR. NOTES
         1,190    8.75%, 4/15/14(3)                                                                   1,234,625
QWEST CAPITAL FUNDING
$        3,405    7.90%, 8/15/10                                                                $     2,928,300
QWEST CORP.
        10,635    13.50%, 12/15/10(3)                                                                12,389,775
         2,000    8.875%, 3/15/12(3)                                                                  2,135,000
TRITON PCS, INC.
         2,765    8.50%, 6/1/13                                                                       2,889,425
TSI TELECOMMUNICATION, SERIES B
         2,000    12.75%, 2/1/09                                                                      2,190,000
WESTERN WIRELESS, SR. NOTES
         2,285    9.25%, 7/15/13                                                                      2,359,263
---------------------------------------------------------------------------------------------------------------
                                                                                                $    80,642,818
---------------------------------------------------------------------------------------------------------------
TOBACCO -- 0.1%
NORTH ATLANTIC TRADING CO., SR. NOTES
$        2,450    9.25%, 3/1/12(3)                                                              $     2,492,875
---------------------------------------------------------------------------------------------------------------
                                                                                                $     2,492,875
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
OMI CORP., SR. NOTES
$        2,995    7.625%, 12/1/13                                                               $     3,114,800
---------------------------------------------------------------------------------------------------------------
                                                                                                $     3,114,800
---------------------------------------------------------------------------------------------------------------
UTILITIES -- 3.1%
AES CORP., SR. NOTES
$        4,500    8.75%, 6/15/08                                                                $     4,702,500
         6,000    9.50%, 6/1/09                                                                       6,450,000
         6,965    8.75%, 5/15/13(3)                                                                   7,609,263
           945    9.00%, 5/15/15(3)                                                                   1,034,775
CALPINE CORP., SR. NOTES
         3,450    8.25%, 8/15/05                                                                      3,243,000
         1,830    7.625%, 4/15/06                                                                     1,528,050
         1,020    10.50%, 5/15/06                                                                       923,100
        13,145    8.50%, 7/15/10(3)                                                                  11,699,050
EL PASO CORP., SR. NOTES
           990    7.00%, 5/15/11                                                                        846,450
ILLINOIS POWER
         2,430    7.50%, 6/15/09                                                                      2,709,450
NRG ENERGY, INC., SR. NOTES
         8,070    8.00%, 12/15/13(3)                                                                  8,170,875
ORION POWER HOLDINGS, INC., SR. NOTES
        12,415    12.00%, 5/1/10                                                                     15,332,525

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                                                   VALUE
---------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
RELIANT ENERGY, INC.
$        1,770    9.25%, 7/15/10                                                                $     1,902,750
---------------------------------------------------------------------------------------------------------------
                                                                                                $    66,151,788
---------------------------------------------------------------------------------------------------------------
WASTE MANAGEMENT -- 0.1%
WASTE SERVICES, INC., SR. SUB. NOTES
$        1,125    9.50%, 4/15/14(3)                                                             $     1,158,750
---------------------------------------------------------------------------------------------------------------
                                                                                                $     1,158,750
---------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.5%
LCI INTERNATIONAL, INC., SR. NOTES
$        3,150    7.25%, 6/15/07                                                                $     2,787,750
LEVEL 3 FINANCING, INC., SR. NOTES
            35    10.75%, 10/15/11(3)                                                                    31,150
ONO FINANCE PLC
           490    13.00%, 5/1/09                                                                        526,138
RURAL CELLULAR CORP.
         2,000    5.61%, 3/15/10(3)                                                                   2,055,000
RURAL CELLULAR CORP., SR. NOTES
         2,095    8.25%, 3/15/12(3)                                                                   2,173,563
TELEMIG CELULAR SA/AMAZONIA CELULAR SA
         1,755    8.75%, 1/20/09(3)                                                                   1,676,025
UBIQUITEL OPERATING CO., SR. NOTES
         1,420    9.875%, 3/1/11(3)                                                                   1,427,100
---------------------------------------------------------------------------------------------------------------
                                                                                                $    10,676,726
---------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $987,398,030)                                                               $ 1,033,165,441
---------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.2%

PRINCIPAL         MATURITY
AMOUNT            DATE               BORROWER                            RATE                   AMOUNT
---------------------------------------------------------------------------------------------------------------
$   47,211,000    05/03/04           Investors Bank & Trust
                                     Company Time Deposit                1.07%                  $    47,211,000
---------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST)                                                                          $    47,211,000
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 148.4%
   (IDENTIFIED COST $3,101,377,002)                                                             $ 3,144,809,646
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- (3.6)%                                                        $   (75,851,278)
---------------------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (44.8)%                                                                         $  (950,049,307)
---------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100.0%                                                                             $ 2,118,909,061
---------------------------------------------------------------------------------------------------------------

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2)    A portion of this security is on loan at April 30, 2004.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Note: At April 30, 2004, the Fund had unfunded commitments amounting to $11,499,612 under various credit agreements.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $3,101,377,002)        $    3,144,809,646
Cash                                                                    8,149,393
Receivable for investments sold                                         5,814,023
Interest receivable                                                    34,316,987
Prepaid expenses                                                            3,140
---------------------------------------------------------------------------------
TOTAL ASSETS                                                   $    3,193,093,189
---------------------------------------------------------------------------------

LIABILITIES
Collateral for securities loaned                               $      123,955,543
Payable to affiliate for Trustees' fees                                     2,589
Accrued expenses                                                          176,689
---------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $      124,134,821
---------------------------------------------------------------------------------

AUCTION PREFERRED SHARES (38,000 SHARES OUTSTANDING)
  AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DIVIDENDS               950,049,307
---------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $    2,118,909,061
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Common Shares, $0.01 par value, unlimited number of shares
  authorized, 111,114,946 shares issued and outstanding        $        1,111,149
Additional paid-in capital                                          2,110,540,040
Accumulated distributions in excess of net realized gain
  (computed on the basis of identified cost)                          (46,996,625)
Accumulated undistributed net investment income                        10,821,853
Net unrealized appreciation (computed on the basis of
  identified cost)                                                     43,432,644
---------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $    2,118,909,061
---------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE
($2,118,909,061 DIVIDED BY 111,114,946 COMMON SHARES ISSUED
   AND OUTSTANDING)                                            $            19.07

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2004(1)

INVESTMENT INCOME
Interest                                                       $      132,048,836
Securities lending income, net                                          2,598,619
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $      134,647,455
---------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                         $       20,499,825
Trustees' fees and expenses                                                18,127
Preferred shares remarketing agent fee                                  1,795,891
Custodian fee                                                             542,719
Printing and postage                                                      272,953
Legal and accounting services                                             129,317
Transfer and dividend disbursing agent fees                                61,628
Amortization of organization expenses                                       7,500
Miscellaneous                                                             136,906
---------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       23,464,866
---------------------------------------------------------------------------------
Deduct --
  Reduction of investment adviser fee                          $        5,474,120
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $        5,474,120
---------------------------------------------------------------------------------
NET EXPENSES                                                   $       17,990,746
---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          $      116,656,709
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
  Investment transactions (identified cost basis)              $        4,765,139
---------------------------------------------------------------------------------
NET REALIZED GAIN                                              $        4,765,139
---------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                          $       43,432,644
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $       43,432,644
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $       48,197,783
---------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                        $       (8,280,107)
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      156,574,385
---------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to April 30, 2004.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            PERIOD ENDED
IN NET ASSETS                                                  APRIL 30, 2004(1)
---------------------------------------------------------------------------------
From operations --
  Net investment income                                        $      116,656,709
  Net realized gain                                                     4,765,139
  Net change in unrealized appreciation (depreciation)                 43,432,644
  Distributions to preferred shareholders                              (8,280,107)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      156,574,385
---------------------------------------------------------------------------------
Distributions to common shareholders --
  From net investment income                                   $     (149,316,513)
---------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                     $     (149,316,513)
---------------------------------------------------------------------------------
Capital share transactions --
  Proceeds from sale of common shares(2)                       $    2,120,100,000
  Reinvestment of distributions to common shareholders                  2,116,452
  Offering costs and preferred shares underwriting discounts          (10,665,263)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS     $    2,111,551,189
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $    2,118,809,061
---------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES
At beginning of period                                         $          100,000
---------------------------------------------------------------------------------
AT END OF PERIOD                                               $    2,118,909,061
---------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS
OF NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES
---------------------------------------------------------------------------------
AT END OF PERIOD                                               $       10,821,853
---------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to April 30, 2004.
(2) Proceeds from sales of shares net of sales load paid of $99,900,000.

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the period

                                                                              PERIOD ENDED
                                                                              APRIL 30, 2004(1)(2)
--------------------------------------------------------------------------------------------------
Net asset -- Beginning of period (Common shares)(3)                           $          19.100
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                                         $           1.061(9)
Net realized and unrealized gain                                                          0.426(9)
Distributions to preferred shareholders from net investment income                       (0.075)
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                  $           1.412
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                    $          (1.345)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                    $          (1.345)
--------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL         $          (0.011)
--------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                       $          (0.086)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES                               $          19.070
--------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                 $          17.810
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                              7.22%
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                                 0.13%
--------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

Selected data for a common share outstanding during the period

                                                                              PERIOD ENDED
                                                                              APRIL 30, 2004(1)
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
Net assets applicable to common shares, end of period (000's omitted)         $       2,118,909
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                         0.93%(6)
   Net investment income(5)                                                                6.02%(6)
Portfolio Turnover                                                                           72%
---------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                             1.21%(6)
   Net investment income(5)                                                                5.74%(6)
   Net investment income per share                                            $           1.012
---------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                            0.67%(6)
   Net investment income                                                                   4.37%(6)
---------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                0.88%(6)
   Net investment income                                                                   4.16%(6)
---------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                    38,000
   Asset coverage per preferred share(7)                                      $          80,762
   Involuntary liquidation preference per preferred share(8)                  $          25,000
   Approximate market value per preferred share(8)                            $          25,000
---------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to April 30, 2004.

(2) Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by on the first day and a sale at the current market price on the last day of the period reported Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(6) Annualized.

(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8) Plus accumulated and unpaid dividends.

(9) For federal income tax purposes, net investment income per share was $1.531 and net realized and unrealized loss per share was $0.044. Computed using average common shares outstanding.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES
    Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund, which was organized as a Massachusetts business trust on March 12, 2003, seeks to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in, mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid senior loans are valued on the basis of prices furnished by a pricing service. Other senior loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, the reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio's securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

    B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $26,481,368 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012.

    At April 30, 2004, net capital losses of $17,668,020 attributable to security transactions incurred after October 31, 2003, are treated as arising on the first day of the Fund's taxable year ending April 30, 2005. At April 30, 2004 the undistributed ordinary income on a tax basis was $10,821,853 and differed from accumulated net investment loss due to the different treatment for paydown gains/losses on mortgage-backed securities and premium amortization. All distributions in the year ended April 30, 2004 were from ordinary income for tax purposes.

    D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

    E OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

    F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations

    G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

    H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

    I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

    If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    J REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

    K TOTAL RETURN SWAPS -- The Fund may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

    L OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

    M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    N INDEMNIFICATIONS -- Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2   AUCTION PREFERRED SHARES (APS)
    The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, and 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 1.02% to 1.59% for Series A Shares, from 1.02% to 1.59% for Series B Shares, from 1.03% to 1.59% for Series C Shares, from 1.03% to 1.59% for Series D Shares and from 1.02% to 1.59% for Series E Shares, during the period from the commencement of the offering, July 25, 2003, to April 30, 2004.

    The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3   DISTRIBUTION TO SHAREHOLDERS
    The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on April 30, 2004 was 1.12%, 1.09%, 1.15%, 1.18% and 1.10%,
    for Series A, Series B, Series C, Series D and Series E Shares, respectively. For the period from the commencement of the offering, July 25, 2003, to April 30, 2004, the Fund paid dividends to Auction Preferred shareholders amounting to $1,649,266, $1,643,300, $1,658,941, $1,666,304, and $1,662,296 for Series A, Series B, Series C, Series D and Series E Shares, respectively, representing an average APS dividend rate for such period of 1.13%, 1.13%, 1.14%, 1.15% and 1.14%, respectively.

    The Fund distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the different treatment for paydown gain/losses on mortgage-backed securities and the method for amortizing premiums.

4   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
    The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the period from the start of business, May 30, 2003, to April 30, 2004 the fee was equivalent to 0.75% (annualized) of the Fund's average weekly gross assets for such period and amounted to $20,499,825.

    In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% (annualized) of average weekly gross assets of the Fund for the first five years of the Fund's operations 0.15% of average weekly gross assets of the Fund in year 6, 0.10% in year 7 and 0.05%% in year 8. For the period from the start of business, May 30, 2003, to April 30, 2004 the Investment Adviser waived $5,474,120 of its advisory fee.

    EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

    Certain officers and Trustees of the Fund are officers of the above organizations.

5   PURCHASES AND SALES OF INVESTMENTS
    Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $5,101,069,210 and $2,003,953,416 respectively.

6   SECURITIES LENDING AGREEMENT
    The Fund has established a securities lending agreement with brokers in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $861,336 for the period from the start of business, May 30, 2003, to April 30, 2004. At April 30, 2004, the value of the securities loaned and the value of the collateral amounted to $120,965,769 and $123,955,543, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7   COMMON SHARES OF BENEFICIAL INTEREST
    The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                                          PERIOD ENDED
                                                                       APRIL 30, 2004(1)
    ------------------------------------------------------------------------------------
    Sales                                                                    111,005,000

    Issued to shareholders electing to receive payments of
    distributions in Fund shares                                                 109,946
    ------------------------------------------------------------------------------------
    NET INCREASE                                                             111,114,946
    ------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to April 30, 2004.

8   FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
    The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                                                       $ 3,104,224,239
    -------------------------------------------------------------------------------------
    Gross unrealized appreciation                                        $    62,441,549
    Gross unrealized depreciation                                            (21,856,142)
    -------------------------------------------------------------------------------------

    NET UNREALIZED APPRECIATION                                          $    40,585,407
    -------------------------------------------------------------------------------------

9   FINANCIAL INSTRUMENTS
    The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2004 there were no outstanding obligations under these financial instruments.

10  ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)
    The Fund held its Annual Meeting of Shareholders on February 20, 2004. The following action was taken by the shareholders:

    Item 1: The election of Jessica M. Bibliowicz and Samuel L. Hayes, III as Trustees of the Fund for a three-year term expiring in 2007. Mr. Hayes was designated the Nominee to be elected solely by APS shareholders:

                                                   NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                    -------------------------------
    ELECTED BY ALL SHAREHOLDERS                  FOR           WITHHELD
    ----------------------------------------------------------------------
    Jessica M. Bibliowicz                     90,460,389       843,102

                                                   NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                    -------------------------------
    ELECTED BY APS SHAREHOLDERS                  FOR           WITHHELD
    ----------------------------------------------------------------------
    Samuel L. Hayes                           32,144           156

    Ms. Bibliowicz resigned from the Board of Trustees effective April 15,
    2004.

EATON VANCE LIMITED DURATION INCOME FUND as of April 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE LIMITED DURATION INCOME FUND:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Limited Duration Income Fund (the Fund) as of April 30, 2004, including the portfolio of investments, the related statement of operations, and the statement of changes in net assets and the financial highlights for the period from the start of business, May 30, 2003, to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of April 30, 2004 by correspondence with the custodian. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eaton Vance Limited Duration Income Fund at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from the start of business May 30, 2003, to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 17, 2004

EATON VANCE LIMITED DURATION INCOME FUND
DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan be completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE LIMITED DURATION INCOME FUND
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                          -----------------------------------------------------
                          Please print exact name on account:

                          -----------------------------------------------------
                          Shareholder signature                    Date

                          -----------------------------------------------------
                          Shareholder signature                    Date

                          Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                Eaton Vance Limited Duration Income Fund
                c/o PFPC, Inc.
                P.O. Box 43027
                Providence, RI 02940-3027
                800-331-1710

NUMBER OF EMPLOYEES
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of April 30, 2004, our records indicate that there are 123 registered shareholders and approximately 100,800 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                Eaton Vance Distributors, Inc.
                The Eaton Vance Building
                255 State Street
                Boston, MA 02109
                1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOL

The American Stock Exchange symbol is EVV.

EATON VANCE LIMITED DURATION INCOME FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Limited Duration Income Fund (the
Fund) are responsible for the overall management and supervision of the Fund's affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Fund hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR.

                                  TERM OF                                          NUMBER OF PORTFOLIOS
                  POSITION(S)    OFFICE AND                                          IN FUND COMPLEX
    NAME AND       WITH THE      LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN BY
 DATE OF BIRTH       FUND         SERVICE            DURING PAST FIVE YEARS              TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes     Trustee     Until 2005    Chairman, President and Chief                197             Director of EVC
11/19/41           and Vice       3 years.    Executive Officer of BMR, EVC, EVM
                   President      Trustee     and EV; Director of EV; Vice
                                since 2003    President and Director of EVD.
                                              Trustee and/or officer of 191
                                              registered investment companies in
                                              the Eaton Vance Fund Complex.
                                              Mr. Hawkes is an interested person
                                              because of his positions with BMR,
                                              EVM, EVC and EV, which are
                                              affiliates of the Fund.

NONINTERESTED TRUSTEE(S)
Samuel L. Hayes,    Trustee     Until 2007.   Jacob H. Schiff Professor of                 197             Director of Tiffany & Co.
III                               3 years.    Investment Banking Emeritus,                                 (specialty retailer) and
2/23/35                           Trustee     Harvard University Graduate School                                Telect, Inc.
                                since 2003    of Business Administration.                                (telecommunication services
                                                                                                                   company)

William H. Park     Trustee     Until 2005.   President and Chief Executive                194                       None
9/19/47                           3 years.    Officer, Prizm Capital Management,
                                  Trustee     LLC (investment management firm)
                                since 2003    (since 2002). Executive Vice
                                              President and Chief Financial
                                              Officer, United Asset Management
                                              Corporation (a holding company
                                              owning institutional investment
                                              management firms) (1982-2001).

Ronald A. Pearlman  Trustee     Until 2006.   Professor of Law, Georgetown
7/10/40                           3 years.    University Law Center (since                 194                       None
                                  Trustee     1999). Tax Partner, Covington &
                                since 2003    Burling, Washington, DC
                                              (1991-2000).

Norton H. Reamer    Trustee     Until 2006.   President, Chief Executive Officer           197                       None
9/21/35                           3 years.    and a Director of Asset Management
                                  Trustee     Finance Corp. (a specialty finance
                                since 2003    company serving the investment
                                              management industry) (since
                                              October2003). President, Unicorn
                                              Corporation (an investment and
                                              financial advisory services
                                              company) (since September2000).
                                              Formerly, Chairman, Hellman,
                                              Jordan Management Co., Inc. (an
                                              investment management company)
                                              (2000-2003). Formerly, Advisory
                                              Director of Berkshire Capital
                                              Corporation (investment banking
                                              firm) (2002-2003). Formerly,
                                              Chairman of the Board, United
                                              Asset Management Corporation (a
                                              holding company owning
                                              institutional investment
                                              management firms) and Chairman,
                                              President and Director, UAM Funds
                                              (mutual funds) (1980-2000).

Lynn A. Stout       Trustee     Until 2006.   Professor of Law, University of              197                       None
9/14/57                           3 years.    California at Los Angeles School
                                  Trustee     of Law (since July2001). Formerly,
                                since 2003    Professor of Law, Georgetown
                                              University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                        TERM OF
                       POSITION(S)     OFFICE AND
    NAME AND            WITH THE       LENGTH OF                      PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH            FUND          SERVICE                       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President    Since 2003   Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                            Investment Officer of EVM and BMR and Director of EVC.
                                                   Chief Executive Officer of Belair Capital Fund LLC,
                                                   Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                   Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                   (private investment companies sponsored by EVM). Officer
                                                   of 56 registered investment companies managed by EVM or
                                                   BMR.

Scott H. Page         Vice President  Since 2003   Vice President of EVM and BMR. Officer of 14 registered
11/30/59                                           investment companies managed by EVM or BMR

Susan Schiff          Vice President  Since 2003   Vice President of EVM and BMR. Officer of 26 registered
3/13/61                                            investment companies managed by EVM or BMR.

Payson F. Swaffield   Vice President  Since 2003   Vice President of EVM and BMR. Officer of 14 registered
8/13/56                                            investment companies managed by EVM or BMR.

Mark S. Venezia*      Vice President  Since 2004   Vice President of EVM and BMR. Officer of 4 registered
5/23/49                                            investment companies managed by EVM or BMR

Michael W. Weilheimer Vice President  Since 2003   Vice President of EVM and BMR. Officer of 11 registered
2/11/61                                            investment companies managed by EVM or BMR.

Alan R. Dynner          Secretary     Since 2003   Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                           EVM, EVD, EV and EVC; Officer of 197 registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer    Since 2003   Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                                             registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
* Mr. Venezia joined the current portfolio management team effective as of March 16, 2004.

                       THIS PAGE INTENTIONALLY LEFT BLANK

         INVESTMENT ADVISER OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

            ADMINISTRATOR OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-9653
                                 (800) 331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022

                    EATON VANCE LIMITED DURATION INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

1856-6/04                                                              CE-LDISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The registrant commenced operations on May 30, 2003. The following table presents the aggregate fees billed to the registrant for the registrant's first fiscal year ended April 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

 FISCAL YEAR ENDED                            4/30/04
------------------------------------------------------
 Audit Fees                                 $   68,701

 Audit-Related Fees(1)                          14,420

 Tax Fees(2)                                     5,800

 All Other Fees(3)                                   0
                                            ----------

 Total                                      $   88,921
                                            ==========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's first fiscal year; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's first fiscal year.

 FISCAL YEAR ENDED                            4/30/04
------------------------------------------------------
 REGISTRANT                                 $   88,921

 EATON VANCE(1)                             $  479,012

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE LIMITED DURATION INCOME FUND

By:    /s/ Thomas E. Faust Jr.
      ----------------------------------
      Thomas E. Faust Jr.
      President


Date: June 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
      ----------------------------------
      James L. O'Connor
      Treasurer


Date: June 16, 2004


By:    /s/ Thomas E. Faust Jr.
      -----------------------------------------------
      Thomas E. Faust Jr.
      President


Date: June 16, 2004